Nuveen Exchange-Traded Funds

JULY 31, 1997

Annual Report

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NAZ
Arizona

NUM
NMP
Michigan

NUO
Ohio

NTX
Texas


Photographic image of woman and boy fishing.

Build Your Wealth Automatically
Nuveen offers a number of convenient ways to add to your portfolio and earn the tax-free income you need to achieve your financial goals.

Nuveen exchange-traded funds dividend reinvestment plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost-effectively over time.

Easy and convenient
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
                                              (continued on inside back cover)

Photographic image (ghosted) of woman and boy fishing

Contents

  2  Dear Shareholder

  4  Answering Your Questions

  6  Arizona Premium Income
     Fund Overview

  7  Michigan Quality Income
     Fund Overview

  8  Michigan Premium Income
     Fund Overview

  9  Ohio Quality Income
     Fund Overview

 10  Texas Quality Income
     Fund Overview

 11  Financial Section

 55  Shareholder Information

 56  Fund Information

Dear Shareholder

Photographic image of Timothy R. Schwertfeger.


Timothy R. Schwertfeger
Chairman of the Board

"In addition to solid returns, shareholders continued to enjoy very attractive current yields generated by a portfolio of quality bonds."

Wealth takes a lifetime to build. Once achieved, it should be preserved.

It's a pleasure to report to you on the performance of your Nuveen exchange-traded fund. For the fiscal year ended July 31, 1997, the value of the funds covered in this report rose between 11.19% and 12.97% with tax-free income dividends reinvested. Over this 12-month period, the total return performance for these funds outpaced the 9.25% increase (with income reinvested) produced by the Lehman Brothers Municipal Bond Index, which represents the municipal bond market on an unmanaged basis. Each fund's individual performance is detailed on pages 6-10.

In addition to solid returns, shareholders continued to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of July 31, 1997, shareholders were receiving annual tax-free yields on net asset value that ranged from 5.36% to 5.99%. To match these yields, investors in the 31% federal income tax bracket would have had to earn at least 7.77% on taxable alternatives of comparable quality. When state taxes are taken into account, the power of tax-free investing is even more apparent.

These results were produced in an environment of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has predictably been accompanied by an increase in inflation. Current conditions, however, give every indication that inflation is well under control. After tightening short-term interest rates by 0.25% in March, the Federal Reserve demonstrated its confidence in the path the economy is taking by maintaining the status quo at subsequent meetings in May and July. In the first half of the year, investors and the markets focused their attention on fiscal issues such as the federal budget accord and tax cut measures, including a reduction in the capital gains tax. As the economy showed evidence of moderation, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this is positive news. The net effect is that, although we have experienced some volatility, the markets have performed very well this year.

Recently, the need for diversification and a renewed emphasis on asset allocation - as well as attractive tax-free yields - have sparked increased interest in municipal bonds. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen exchange-traded funds provide an excellent alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. We will continue to strive to provide you with high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,


TIMOTHY R. SCHWERTFEGER
Chairman of the Board

September 15, 1997

Answering Your Questions


Photographic image of Tom Spalding.

Tom Spalding, head of Nuveen's Chicago-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


What are the investment objectives of these funds?
The primary investment objective of the funds is to maintain a high level of current tax-free income. Their secondary objective is to enhance portfolio value through investments in state tax-exempt municipal bonds that are either underrated or undervalued or that represent undervalued sectors of the municipal market.

What is your strategy for meeting these objectives?
To meet the funds' objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of return and moderated risk. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure, and intrinsic credit quality, rather than the direction of interest rates. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the market overall.

Our goal is to determine whether an issue is undervalued by the market, that is, whether the bond's current price is lower than its long-term value, as evidenced by its yield, maturity, and credit quality. We also assess whether the issue has the potential to reach that intrinsic value. For example, we may find an opportunity to purchase bonds that offer extended call protection at prices similar to bonds with shorter calls. If interest rates move down, the bonds with longer call protection will appreciate in value more than those with shorter calls. Such determinations require in-depth knowledge and understanding of the municipal market, the issuers, and the characteristics of specific bonds. Proper implementation of this strategy creates well-constructed portfolios designed to provide shareholders with a dependable stream of tax-free income.

What role does research play in helping you achieve the funds' objectives?
As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. Creditworthiness is evaluated through our research into factors such as the credit history of the issuer, capital structure, total debt load, revenue sources and projections, call provisions, and local economic forecasts. To track the credit performance of individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables members of our Research team to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current outlook for the municipal market?
As we make our way through the seventh year of the current expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This disconnect from the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy, to increased efficiency through the use of technology, and to corporations' recent ability to downsize as necessary. Whatever the reason, inflation has not ignited. Although structural changes in the economy appear to have suspended the usual relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Given these conditions, speculation about Fed tightening continues. If the Fed does act to increase interest rates, it will be perceived as a pre-emptive move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is moving at a moderate, non-inflationary pace.

Under either scenario, the outlook for the remainder of 1997 shows the municipal market continuing to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

Nuveen Arizona Premium Income Municipal Fund, Inc.
July 31, 1997 Annual Report

Arizona
NAZ


Fund Highlights
------------------------------------------------------

Inception Date                                   11/92
------------------------------------------------------
Share Price                                    15 7/16
------------------------------------------------------
Net Asset Value                                 $15.34
------------------------------------------------------
Current Yield                                    5.36%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       7.77%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.18%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          11.74%
------------------------------------------------------
3-Year                                          10.04%
------------------------------------------------------
Since Inception                                  7.58%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          14.80%
------------------------------------------------------
3-Year                                          13.11%
------------------------------------------------------
Since Inception                                 10.52%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 34.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 34.5%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.


PIECHART:

Credit Quality

AAA 65%
AA 22%
A 7%
BBB/NR 6%


PIECHART:

Diversification

General Obligation 20%
Water & Sewer 11%
Health Care 11%
Transportation 6%
Utilities 8%
Housing 8%
Pollution Control 6%
Education 4%
Lease Rental 3%
Escrowed Bonds 17%
Other 6%


BAR CHART:

Dividend History
August 1996                             .0675
September 1996                          .0675
October 1996                            .0675
November 1996                           .0675
December 1996                           .0675
January 1997                            .0675
February 1997                           .0690
March 1997                              .0690
April 1997                              .0690
May 1997                                .0690
June 1997                               .0690
July 1997                               .0690

Nuveen Michigan Quality Income Municipal Fund, Inc.
July 31, 1997 Annual Report

Michigan Quality
NUM


Fund Highlights
------------------------------------------------------

Inception Date                                   10/91
------------------------------------------------------
Share Price                                     16 5/8
------------------------------------------------------
Net Asset Value                                 $15.95
------------------------------------------------------
Current Yield                                    5.74%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.32%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.76%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          11.19%
------------------------------------------------------
3-Year                                           9.07%
------------------------------------------------------
5-Year                                           7.86%
------------------------------------------------------
Since Inception                                  8.95%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          14.58%
------------------------------------------------------
3-Year                                          12.55%
------------------------------------------------------
5-Year                                          11.37%
------------------------------------------------------
Since Inception                                 12.34%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 34.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 34.5%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.



PIECHART:

Credit Quality

AAA 55%
AA 31%
A 12%
BBB/NR 2%


PIECHART:

Diversification

General Obligation 28%
Health Care 17%
Utilities 3%
Housing 9%
Pollution Control 10%
Education 3%
Lease Rental 4%
Escrowed Bonds 19%
Other 7%



BAR CHART:

Dividend History
                                                         CAPITAL GAINS
August 1996                             .0795
September 1996                          .0795
October 1996                            .0795
November 1996                           .0795
December 1996                           .0795            .0256
January 1997                            .0795
February 1997                           .0795
March 1997                              .0795
April 1997                              .0795
May 1997                                .0795
June 1997                               .0795
July 1997                               .0795

Nuveen Michigan Premium Income Municipal Fund, Inc.
July 31, 1997 Annual Report

Michigan Premium
NMP


Fund Highlights
------------------------------------------------------

Inception Date                                   12/92
------------------------------------------------------
Share Price                                   13 15/16
------------------------------------------------------
Net Asset Value                                 $15.14
------------------------------------------------------
Current Yield                                    5.77%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.36%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.81%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          12.97%
------------------------------------------------------
3-Year                                          10.08%
------------------------------------------------------
Since Inception                                  7.37%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          16.02%
------------------------------------------------------
3-Year                                          13.19%
------------------------------------------------------
Since Inception                                 10.34%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 34.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 34.5%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.



PIECHART:

Credit Quality


AAA 53%
AA 27%
A 19%
BBB/NR 1%


PIECHART:

Diversification

General Obligation 16%
Health Care 21%
Utilities 9%
Housing 13%
Pollution Control 12%
Education 6%
Escrowed Bonds 3%
Water & Sewer 6%
Other 14%



BAR CHART:

Dividend History

August 1996                             .0660
September 1996                          .0660
October 1996                            .0660
November 1996                           .0660
December 1996                           .0660
January 1997                            .0660
February 1997                           .0670
March 1997                              .0670
April 1997                              .0670
May 1997                                .0670
June 1997                               .0670
July 1997                               .0670

Nuveen Ohio Quality Income Municipal Fund, Inc.
July 31, 1997 Annual Report

Ohio
NUO


Fund Highlights
------------------------------------------------------

Inception Date                                   10/91
------------------------------------------------------
Share Price                                    17 5/16
------------------------------------------------------
Net Asset Value                                 $16.57
------------------------------------------------------
Current Yield                                    5.55%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.04%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.67%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          12.14%
------------------------------------------------------
3-Year                                          10.30%
------------------------------------------------------
5-Year                                           8.64%
------------------------------------------------------
Since Inception                                  9.35%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          15.68%
------------------------------------------------------
3-Year                                          13.91%
------------------------------------------------------
5-Year                                          12.29%
------------------------------------------------------
Since Inception                                 12.87%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 36%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 36%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.



PIECHART:

Credit Quality


AAA 64%
AA 17%
A 9%
BBB/NR 10%


PIECHART:

Diversification

General Obligation 18%
Health Care 14%
Utilities 4%
Housing 11%
Pollution Control 5%
Education 15%
Escrowed Bonds 13%
Water & Sewer 10%
Transportation 4%
Lease Rental 4%
Other 2%



BAR CHART:

Dividend History

August 1996                             .0800
September 1996                          .0800
October 1996                            .0800
November 1996                           .0800
December 1996                           .0800
January 1997                            .0800
February 1997                           .0800
March 1997                              .0800
April 1997                              .0800
May 1997                                .0800
June 1997                               .0800
July 1997                               .0800

Nuveen Texas Quality Income Municipal Fund
July 31, 1997 Annual Report

Texas
NTX


Fund Highlights
------------------------------------------------------

Inception Date                                   10/91
------------------------------------------------------
Share Price                                     15 5/8
------------------------------------------------------
Net Asset Value                                 $15.86
------------------------------------------------------
Current Yield                                    5.99%
------------------------------------------------------
Taxable Equivalent Yield(1)                      8.68%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          11.93%
------------------------------------------------------
3-Year                                           9.81%
------------------------------------------------------
5-Year                                           7.93%
------------------------------------------------------
Since Inception                                  8.83%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          14.80%
------------------------------------------------------
3-Year                                          12.80%
------------------------------------------------------
5-Year                                          10.96%
------------------------------------------------------
Since Inception                                 11.76%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. It is based on the current yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the one-year annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

PIECHART:

Credit Quality


AAA 59%
AA 13%
A 21%
BBB/NR 7%


PIECHART:

Diversification

General Obligation 13%
Health Care 13%
Housing 10%
Pollution Control 8%
Education 10%
Escrowed Bonds 18%
Water & Sewer 6%
Transportation 13%
Other 9%


BAR CHART:

Dividend History

August 1996                             .0780
September 1996                          .0780
October 1996                            .0780
November 1996                           .0780
December 1996                           .0780
January 1997                            .0780
February 1997                           .0780
March 1997                              .0780
April 1997                              .0780
May 1997                                .0780
June 1997                               .0780
July 1997                               .0780

Financial Section
Photographic image (ghosted) of woman and boy fishing

     Contents

12   Portfolio of Investments

35   Statement of Net Assets

37   Statement of Operations

39   Statement of Changes in Net Assets

41   Notes to Financial Statements

49   Financial Highlights

54   Independent Auditor's Report

Portfolio of Investments
Nuveen Arizona Premium Income
Municipal Fund, Inc. (NAZ)
  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 2,150,000  Arizona Municipal Financing Program of 1992, Refunding Certificates of Participation,    8/02 at 101   Aaa  $2,255,737
                Series 1, 6.000%, 8/01/17

  1,500,000  State of Arizona, Arizona Transportation Board, Highway Revenue Bonds, Series 1990,      7/00 at 101   Aaa   1,595,340
                6.000%, 7/01/10 (Pre-refunded to 7/01/00)

  1,750,000  Student Loan Acquisition Authority of Arizona (A nonprofit corporation organized         5/04 at 102    Aa   1,911,490
                pursuant to the laws of the State of Arizona), Student Loan Revenue Bonds, Series
                1994, 6.600%, 5/01/10 (Alternative Minimum Tax)

    500,000  Wastewater Management Authority of Arizona, Wastewater Treatment Financial               7/05 at 102   Aaa     529,415
                Assistance Revenue Bonds, Series 1995, 5.750%, 7/01/15

             City of Bullhead City, Bullhead Parkway Improvement District Improvement Bonds:
    910,000     6.100%, 1/01/08                                                                       1/03 at 103   Baa     979,870
    970,000     6.100%, 1/01/09                                                                       1/03 at 103   Baa   1,038,744

  1,600,000  City of Lake Havasu City Municipal Property Corporation, Municipal Facilities Revenue    6/02 at 101   Aaa   1,720,336
                Bonds, Series 1993, 6.000%, 6/01/08

  1,400,000  Maricopa Rural Road Improvement District of Pinal County, Arizona, Refunding Bonds,
                Series 1994, 7.000%, 7/01/07                                                          7/99 at 101   N/R   1,469,258

  1,500,000  The Industrial Development Authority of the County of Maricopa (Arizona), Insured        7/02 at 102   Aaa   1,577,565
                Health Facility Revenue Bonds (Catholic Healthcare West), 1992 Series A,
                5.750%, 7/01/11

  3,500,000  The Industrial Development Authority of the County of Maricopa (Arizona), Samaritan     No Opt. Call   Aaa   4,355,785
                Health Services, Hospital System Revenue Refunding Bonds, Series 1990A,
                7.000%, 12/01/16

    600,000  The Industrial Development Authority of the County of Maricopa, Arizona, Baptist         9/05 at 101   Aaa     613,014
                Hospital System Revenue Refunding Bonds, Series 1995, 5.500%, 9/01/16

             Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School
             Improvement Bonds, Project of 1990, Series E (1993):
  3,195,000     6.000%, 7/01/12 (Pre-refunded to 7/01/02)                                             7/02 at 100   Aaa   3,456,063
    605,000     6.000%, 7/01/12                                                                       7/02 at 100   Aaa     636,164

  1,500,000  Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School       7/03 at 102   Aaa   1,603,575
                Improvement Bonds, Project of 1990, Series D (1993), 5.875%, 7/01/12

  1,400,000  Chandler Unified School District No. 80 of Maricopa County, Arizona, General             7/03 at 101   Aaa   1,499,148
                Obligation Refunding Bonds, Series 1993, 5.950%, 7/01/10

    450,000  Mesa Industrial Development Authority Health Care Facilities, Refunding Revenue          1/99 at 102   Aaa     478,616
                Bonds (Western Health Network, Inc.), Series 1988B-1, 7.500%, 1/01/04

             The Industrial Development Authority of the County of Mohave, Hospital System
             Revenue Refunding Bonds (Medical Environments, Inc. and Phoenix Baptist Hospital
             and Medical Center, Inc.), Series 1993:
  5,000,000     6.750%, 7/01/08 (Pre-refunded to 7/01/03)                                             7/03 at 102   Aaa   5,724,200
  1,000,000     7.000%, 7/01/16 (Pre-refunded to 7/01/03)                                             7/03 at 102   Aaa   1,157,790

  2,000,000  The Industrial Development Authority of the County of Mohave (Arizona), Industrial      11/03 at 101   AA+   2,144,180
                Development Revenue Bonds, 1994 Series (Citizens Utilities Company Projects),
                6.600%, 5/01/29 (Alternative Minimum Tax)

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 2,000,000  Hospital District No. One, Mohave County, Arizona, Refunding General Obligation          6/02 at 101   Aaa  $2,186,180
                Bonds (Kingman Regional Medical Center Project), Series 1992, 6.500%, 6/01/15

  1,000,000  The Industrial Development Authority of the County of Mohave, Health Care Revenue        5/06 at 103   AAA   1,078,850
                Refunding Bonds, Series 1996 (GNMA Collateralized - Chris Ridge and Silver
                Ridge Village Projects), 6.375%, 11/01/31

  1,400,000  Navajo County, Arizona, Pollution Control Corporation, Pollution Control Revenue         8/03 at 102  Baa1   1,432,886
                Refunding Bonds (Arizona Public Service Company), 1993 Series A, 5.875%, 8/15/28

  2,500,000  City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1992,               7/02 at 102   Aa1   2,752,925
                6.375%, 7/01/13

  1,600,000  City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1995A,              7/05 at 101   Aa1   1,576,880
                5.000%, 7/01/19

  3,700,000  City of Phoenix (Arizona), Civic Improvement Corporation, Wastewater System Lease        7/03 at 102   AAA   4,120,209
                Revenue Bonds, Series 1993, 6.125%, 7/01/23 (Pre-refunded to 7/01/03)

  2,500,000  City of Phoenix Civic Improvement Corporation (Arizona), Wastewater System Lease         7/04 at 102    A1   2,510,600
                Revenue Refunding Bonds, Series 1993, 5.000%, 7/01/10

  2,150,000  Phoenix Civic Plaza Building Corporation, Senior Lien Excise Tax Revenue Bonds,          7/05 at 101   AA+   2,303,059
                Series 1994, 6.000%, 7/01/14

    470,000  The Industrial Development Authority of the City of Phoenix, Arizona, Statewide          6/05 at 102   AAA     484,993
                Single Family Mortgage Revenue Bonds, Series 1995, 6.150%, 6/01/08
                (Alternative Minimum Tax)

  1,990,000  The Industrial Development Authority of the County of Pima (Arizona), Industrial         1/02 at 103   Aaa   2,236,044
                Development Lease Obligation Refunding Revenue Bonds, 1988 Series A (Irvington
                Project), 7.250%, 7/15/10

  1,510,000  Metropolitan Domestic Water Improvement District of Pima County, Arizona, Special        1/03 at 101   Aaa   1,620,638
                Assessment and Water Revenue Bonds, Series 1992, 6.200%, 1/01/12

    405,000  The Industrial Development Authority of the County of Pima (Arizona), Single Family      8/05 at 102     A     428,174
                Mortgage Revenue Refunding Bonds, Series 1995A, 6.500%, 2/01/17

  2,750,000  The Industrial Development Authority of the County of Pima, Single Family Mortgage       5/07 at 102   AAA   2,868,360
                Revenue Bonds, Series 1997A, 6.250%, 11/01/30

  4,530,000  Salt River Project Agricultural Improvement and Power District, Arizona, Salt River      1/02 at 100    Aa   4,671,970
                Project Electric System Revenue Bonds, 1992 Series D, 5.750%, 1/01/19

  2,400,000  Salt River Project Agricultural Improvement and Power District, Electric System          1/04 at 102    Aa   2,354,592
                Revenue Refunding Bonds, 1993 Series C, 5.000%, 1/01/16

  2,000,000  Tempe Union High School District No. 213 of Maricopa County, Arizona, School             7/04 at 101   Aaa   2,152,940
                Improvement and Refunding Series 1994, 6.000%, 7/01/12

  3,000,000  City of Tucson, Arizona, General Obligation Bonds, Series 1984-G (1994), 6.250%, 7/01/18 7/04 at 101   Aaa   3,362,340

  1,290,000  City of Tucson, Arizona, General Obligation Bonds, Series 1994-B (1996), 5.750%, 7/01/18 7/06 at 101    AA   1,352,913

  5,000,000  Tucson Airport Authority, Inc. (Arizona), Airport Revenue Bonds, Refunding               6/03 at 102   Aaa   5,243,350
                Series 1993, 5.700%, 6/01/13

    725,000  City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09     7/04 at 100    AA     796,420

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 4,000,000  The Industrial Development Authority of The City of Tucson, Arizona, Tax-exempt         12/06 at 102   AAA  $4,120,120
                Multifamily Housing Revenue Refunding Bonds, Series 1996, 5.900%, 12/20/31

  3,500,000  City of Tucson, Arizona, Water System Revenue Refunding Bonds, Series 1992A,             7/02 at 102    A1   3,637,234
                5.750%, 7/01/18

  1,500,000  City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996),               7/06 at 101   Aaa   1,616,430
                6.000%, 7/01/21

    100,000  University of Arizona Telecommunications System, Certificates of Participation,          7/02 at 102    A+     111,200
                Series 1991, 6.500%, 7/15/12

    650,000  Certificate of Participation, Series 1994B (University of Arizona Administrative and     7/04 at 102   Aaa     690,657
                Parking Facilities Project), 6.000%, 7/15/23

  2,000,000  University Medical Center Corporation (Tucson, Arizona), Hospital Revenue Refunding      7/02 at 102   Aaa   2,142,680
                Bonds, Series 1992, 6.250%, 7/01/16

  1,000,000  Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds,         6/02 at 102    AA   1,090,400
                Series 1992, 6.250%, 6/01/11
-----------------------------------------------------------------------------------------------------------------------------------
$87,200,000  Total Investments - (cost $86,151,401) - 97.9%                                                              93,689,334
===========------------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 1.3%

$   500,000  Maricopa County, Arizona Pollution Control Corporation, Pollution Control Revenue                     A-1+     500,000
                Refunding Bonds (Arizona Public Service Company Palo Verde Project), 1994 Series C,
                Variable Rate Demand Bonds, 3.650%, 5/01/29+

    300,000  Maricopa County, Arizona Pollution Control Corporation, Pollution Control Revenue                     A-1+     300,000
                Refunding Bonds (Arizona Public Service Company Palo Verde Project), 1994
                Series F, Variable Rate Demand Bonds, 3.700%, 5/01/29+

    400,000  Maricopa County, Arizona Pollution Control Corporation, Pollution Control Revenue                     A-1+     400,000
                Refunding Bonds (Arizona Public Service Company Palo Verde Project), 1994
                Series B, Variable Rate Demand Bonds, 3.700%, 5/01/29+
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000  Total Temporary Investments - 1.3%                                                                           1,200,000
===========------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.8%                                                                           841,981
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                          $95,731,315
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Michigan Quality Income
Municipal Fund, Inc. (NUM)
  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
             Michigan Higher Education Student Loan Authority, Student Loan
             and Refunding Revenue Bonds, Series XV-A:
$ 1,000,000     6.800%, 10/01/07 (Alternative Minimum Tax)                                           10/02 at 102     A  $1,080,300
  1,250,000     6.800%, 10/01/08 (Alternative Minimum Tax)                                           10/02 at 102     A   1,347,438
    990,000     6.800%, 10/01/09 (Alternative Minimum Tax)                                           10/02 at 102     A   1,064,844

  2,000,000  Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds,          5/02 at 102     A   2,167,660
                Series 1992D, 6.650%, 5/01/12

  3,100,000  Michigan Municipal Bond Authority, State Revolving Fund Reserve Bonds, Series           10/02 at 102   Aa1   3,489,825
                1992A, 6.600%, 10/01/18 (Pre-refunded to 10/01/02)

  2,390,000  Michigan South Central Power Agency, Power Supply System Revenue Refunding              11/01 at 102  Baa1   2,586,864
                Bonds, 1991 Series, 6.750%, 11/01/10

             Michigan State Hospital Finance Authority, Hospital Revenue and
             Refunding Bonds (The Detroit Medical Center Obligated Group),
             Series 1988B:
  5,090,000     8.125%, 8/15/08 (Pre-refunded to 8/15/98)                                             8/98 at 102     A   5,406,700
    410,000     8.125%, 8/15/08                                                                       8/98 at 102     A     433,817

  1,450,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (McLaren               9/01 at 102   Aaa   1,658,191
                Obligated Group), Series 1991A, 7.500%, 9/15/21 (Pre-refunded to 9/15/01)

 10,355,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Daughters            11/01 at 102    Aa  11,444,553
                of Charity National Health System-Providence Hospital), Series 1991,
                7.000%, 11/01/21

  8,800,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mercy Mount           5/01 at 100    Aa   9,002,048
                Clemens Corporation), Series 1992, 6.000%, 5/15/17

  3,035,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (MidMichigan          12/02 at 102     A   3,337,893
                Obligated Group), Series 1992, 6.900%, 12/01/24

  1,250,000  Michigan State Hospital Finance Authority, Revenue Bonds (Presbyterian Villages          1/07 at 102   N/R   1,285,138
                of Michigan Obligated Group), Series 1997, 6.375%, 1/01/25

  4,415,000  Michigan State Housing Development Authority, Single-Family Mortgage Revenue            12/01 at 102   AA+   4,679,723
                Bonds, 1991 Series B, 6.950%, 12/01/20

  2,390,000  Michigan State Housing Development Authority, Single-Family Mortgage Revenue             6/02 at 102   AA+   2,519,227
                Bonds, 1992 Series A, 6.875%, 6/01/23

  5,250,000  Michigan State Housing Development Authority, Limited Obligation Revenue Bonds          10/02 at 103   Aaa   5,635,613
                (Parkway Meadows Project), Series 1991, 6.850%, 10/15/18

  7,185,000  Michigan State Housing Development Authority, Rental Housing Revenue Bonds,              1/02 at 102    A+   7,615,094
                1991 Series B, 7.100%, 4/01/21

  1,570,000  Michigan State Housing Development Authority, Rental Housing Revenue Bonds,              1/02 at 102    A+   1,676,462
                1991 Series A, 7.150%, 4/01/10 (Alternative Minimum Tax)

  3,630,000  Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (The Detroit        No Opt. Call   Aaa   4,555,469
                Edison Company Pollution Control Bonds Project), Series 1991BB, 7.000%, 5/01/21

  4,330,000  Michigan Strategic Fund, Limited Obligation Refunding Bonds (The Detroit Edison          9/01 at 102   Aaa   4,812,579
                Company Pollution Control Bonds Project), Collateralized Series 1991CC,
                6.950%, 9/01/21

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 7,600,000  Michigan Strategic Fund Limited Obligation Refunding Revenue Bonds (The Detroit         12/01 at 102   Aaa  $8,460,016
                Edison Company Pollution Control Bonds Project), Collateralized Series 1991DD,
                6.875%, 12/01/21

  4,095,000  State Building Authority, State of Michigan, 1991 Revenue Bonds, Series II,             10/01 at 102   AA-   4,471,085
                6.800%, 10/01/21

  4,800,000  State Building Authority, State of Michigan, 1991 Revenue Refunding Bonds,              10/01 at 102   AA-   5,144,064
                Series I, 6.250%, 10/01/20

  7,200,000  State of Michigan, State Trunk Line Fund Bonds, Series 1989A, 7.000%, 8/15/17            8/99 at 102   AAA   7,759,656
                (Pre-refunded to 8/15/99)

  3,935,000  Anchor Bay School District, Counties of Macomb and St. Clair, State of Michigan,     5/03 at 101 1/2   Aaa   3,986,509
                1993 School Building and Site Bonds (General Obligation Unlimited Tax),
                5.550%, 5/01/19

  1,200,000  Berkley School District, County of Oakland, State of Michigan, 1995 School               1/05 at 101   Aaa   1,279,560
                Building and Site Bonds (General Obligation-Unlimited Tax), 6.000%, 1/01/19

  1,930,000  Central Michigan University, Revenue Bonds, Series 1997, 5.500%, 10/01/17                4/07 at 101   Aaa   1,975,201

  6,680,000  Chippewa Valley Schools, County of Macomb, State of Michigan, 1993 Refunding             5/03 at 102   Aaa   6,419,213
                Bonds (General Obligation-Unlimited Tax), 5.000%, 5/01/21

  2,000,000  School District of the City of Detroit, Wayne County, Michigan, School Building          5/06 at 102   Aaa   2,084,720
                and Site Improvement Bonds (Unlimited Tax General Obligation), Series 1996A,
                5.700%, 5/01/25

  7,000,000  The Economic Development Corporation of the City of Detroit, Resource Recovery           5/01 at 102   Aaa   7,639,870
                Revenue Bonds, Series 1991A, 6.875%, 5/01/09 (Alternative Minimum Tax)

    520,000  City of Detroit, County of Wayne, Michigan, Sewage Disposal System Revenue              12/97 at 101   Aaa     540,602
                Bonds (1979 Series), 6.900%, 12/15/99

  6,000,000  City of Detroit, Michigan, Water Supply System Revenue and Revenue Refunding             7/04 at 102   Aaa   5,747,640
                Bonds, Series 1993, 5.000%, 7/01/23

  1,000,000  Essexville-Hampton Public Schools, County of Bay, State of Michigan, 1997 School         5/07 at 100   Aaa   1,024,940
                Building and Site Bonds (General Obligation-Unlimited Tax), 5.500%, 5/01/17

  1,600,000  Gaylord Community Schools, Counties of Ostego and Antrim, State of Michigan,             5/02 at 102    AA   1,788,832
                1992 School Building and Site and Refunding Bonds, 6.600%, 5/01/21
                (Pre-refunded to 5/01/02)

  3,075,000  Goodrich Area Schools, Counties of Genesee, Oakland and Lapeer, State of                 5/05 at 102   Aaa   3,236,714
                Michigan, 1995 School Building and Site and Refunding Bonds (General
                Obligation-Unlimited Tax), 5.875%, 5/01/24

  3,000,000  Grand Rapids Community College, Community College Bonds, Series 1993                     5/03 at 102   AA-   2,930,460
                (General Obligation Limited Tax), 5.000%, 5/01/21

  1,325,000  Greenville Public Schools, Counties of Montcalm, Kent and Ionia, State of Michigan,      5/04 at 101   Aaa   1,388,388
                1995 School Building and Site Bonds (General Obligation-Unlimited Tax),
                5.750%, 5/01/14

  1,000,000  Grosse Ile Township School District, School Improvement Refunding Bonds,                 5/07 at 100   Aaa   1,073,940
                General Obligation, Series 1996, 6.000%, 5/01/22

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 1,250,000  Gull Lake Community Schools, Counties of Kalamazoo, Barry and Calhoun,                   5/01 at 102   Aaa  $1,387,350
                State of Michigan, 1991 School Building and Site Bonds, 6.800%, 5/01/21
                (Pre-refunded to 5/01/01)

  3,100,000  Hemlock Public School District Counties of Saginaw and Midland, State of                 5/02 at 102    AA   3,501,450
                Michigan, 1992 School Building and Site and Refunding Bonds,
                6.750%, 5/01/21 (Pre-refunded to 5/01/02)

  1,000,000  Huron Valley School District, Counties of Oakland and Livingston, State of Michigan,     5/07 at 100   Aaa   1,059,660
                1996 School Building and Site Bonds (General Obligation-Unlimited Tax),
                5.875%, 5/01/16

  3,725,000  Lake Orion Community School District, County of Oakland, State of Michigan,              5/05 at 101   Aaa   3,776,293
                1995 Refunding Bonds (General Obligation-Unlimited Tax), 5.500%, 5/01/20

  2,500,000  Lake Shore Public Schools, County of Macomb, State of Michigan 1997 School               5/07 at 100   Aaa   2,547,000
                Building and Site Bonds (General Obligation-Unlimited Tax), 5.500%, 5/01/17

  2,000,000  Lincoln Park School District, General Obligation Bonds, Series 1996, 5.900%, 5/01/26     5/06 at 101   Aaa   2,112,880

  1,500,000  Livonia Public Schools District, County of Wayne, State of Michigan, 1995                5/04 at 102   Aaa   1,463,910
                Refunding Bonds, 5.125%, 5/01/22

  1,000,000  Mancelona Public School District, General Obligation Bonds, Series 1997 (Antrim          5/06 at 100   Aaa     993,810
                & Kalkaska Counties), 5.200%, 5/01/17

  1,000,000  Marquette Area Public Schools, County of Marquette, State of Michigan, 1991              5/01 at 102   Aaa   1,106,440
                School Building and Site Bonds, Series B (General Obligation-Unlimited Tax),
                6.700%, 5/01/21 (Pre-refunded to 5/01/01)

  6,400,000  Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of              5/02 at 102    AA   6,939,200
                Michigan, 1992 Refunding Bonds (General Obligation-Unlimited Tax),
                6.300%, 5/01/17

  7,000,000  County of Monroe, Michigan, Pollution Control Revenue Bonds (The Detroit Edison          9/02 at 102   Aaa   7,747,880
                Company Monroe and Fermi Plants Project), Collateralized Series I-1992,
                6.875%, 9/01/22 (Alternative Minimum Tax)

  2,500,000  Montrose Township School District, Michigan, School Building and Site Bonds,            No Opt. Call   Aaa   2,787,650
                Series 1997, 6.000%, 5/01/22

  1,045,000  Nice Community School District, Counties of Marquette and Baraga, State of               5/04 at 101   Aaa   1,025,856
                Michigan, 1995 School Building and Site Bonds (General Obligation-Unlimited
                Tax), 5.250%, 5/01/20

  2,150,000  North Branch Area Schools, County of Lapeer, State of Michigan, 1992 School              5/02 at 102    AA   2,403,743
                Building and Site and Refunding Bonds (General Obligation-Unlimited Tax),
                6.600%, 5/01/17 (Pre-refunded to 5/01/02)

  1,225,000  North Branch Area Schools, County of Lapeer, State of Michigan, 1993 Refunding       5/03 at 101 1/2   Aaa   1,222,440
                Bonds (General Obligation-Unlimited Tax), 5.375%, 5/01/21

  2,000,000  Board of Trustees of Oakland University, Michigan, General Revenue Bonds, Series         5/05 at 102   Aaa   2,103,760
                1995, 5.750%, 5/15/15

  1,500,000  Perry Public Schools, Counties of Shiawassee and Ingham, State of Michigan,          5/02 at 101 1/2   Aaa   1,657,860
                1992 School Building and Site Bonds (General Obligation-Unlimited Tax),
                6.375%, 5/01/22 (Pre-refunded to 5/01/02)

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 4,650,000  Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State                5/01 at 101    AA  $5,117,604
                of Michigan, 1991 School Building and Site and Refunding Bonds, Series B,
                6.800%, 5/01/11 (Pre-refunded to 5/01/01)

  1,805,000  Reeths-Puffer Schools, County of Muskegon, State of Michigan, 1995 School                5/05 at 101   Aaa   1,894,943
                Building and Site and Refunding Bonds, 5.750%, 5/01/15

  6,385,000  City of Royal Oak Hospital Finance Authority (Michigan), Hospital Revenue Bonds          1/01 at 102   Aaa   7,031,290
                (William Beaumont Hospital), Series 1991D, 6.750%, 1/01/20 (Pre-refunded to 1/01/01)

  4,845,000  Saginaw-Midland Municipal Water Supply Corporation, State of Michigan, Water             9/04 at 102     A   5,517,922
                Supply Revenue Bonds (Limited Tax General Obligation), Series 1992,
                6.875%, 9/01/16

  2,400,000  Three Rivers Community Schools, Counties of Cass and St. Joseph, State of Michigan,      5/06 at 102   Aaa   2,578,464
                1996 School Building and Site Bonds (General Obligation-Unlimited Tax),
                6.000%, 5/01/23

             Regents of the University of Michigan, Medical Service Plan Revenue Bonds,
             Series 1991:
  2,195,000     0.000%, 12/01/10                                                                     No Opt. Call    Aa   1,148,117
  9,250,000     6.500%, 12/01/21                                                                     12/01 at 102   Aa2  10,008,500

  4,200,000  Warren Consolidated Schools, Counties of Macomb and Oakland, State of Michigan,          5/01 at 102    Aa   4,643,940
                1991 School Building and Site and Refunding Bonds (General Obligation-
                Unlimited Tax), 6.700%, 5/01/21 (Pre-refunded to 5/01/01)

  5,280,000  The Economic Development Corporation of the City of Warren, Nursing Home                 3/02 at 101   Aaa   5,617,022
                Revenue Refunding Bonds (GNMA Mortgage-Backed Security-Autumn Woods
                Project), Series 1992, 6.900%, 12/20/22

  2,505,000  Charter County of Wayne, Michigan, Airport Revenue Bonds (Detroit Metropolitan          12/01 at 102   Aaa   2,740,846
                Wayne County Airport), Subordinate Lien, Series 1991B, 6.750%, 12/01/21
                (Alternative Minimum Tax)

  1,450,000  Board of Trustees of Western Michigan University, General Revenue Bonds, Series          7/03 at 102   Aaa   1,393,232
                1993A, 5.000%, 7/15/21

  1,895,000  Western Townships Utilities Authority, Sewage Disposal System Bonds, Series              1/99 at 102  BBB+   2,034,490
                1989, 8.300%, 1/01/19

             Western Townships Utilities Authority, Sewage Disposal System Refunding Bonds,
             Series 1991:
  1,500,000     6.750%, 1/01/15                                                                       1/02 at 100   Aaa   1,634,370
  6,250,000     6.500%, 1/01/19                                                                       1/02 at 100   Aaa   6,750,562

  2,725,000  Williamston Community School District, General Obligation-Unlimited Tax, Series         No Opt. Call   Aaa   2,881,470
                1996 (Q-SBLF), 5.500%, 5/01/25

  5,000,000  City of Wyandotte, County of Wayne, State of Michigan, 1992 Electric Revenue            10/02 at 102   Aaa   5,422,900
                Refunding Bonds, 6.250%, 10/01/17

  1,500,000  School District of Ypsilanti, County of Washtenaw, State of Michigan, 1996               5/07 at 100   Aaa   1,507,214
                School Building and Site and Refunding Bonds (General Obligation-Unlimited
                Tax), 5.375%, 5/01/26

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 1,000,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series X,                     7/05 at 100  Baa1  $1,005,040
                5.500%, 7/01/25
-----------------------------------------------------------------------------------------------------------------------------------
$239,580,000 Total Investments - (cost $233,291,610) - 98.2%                                                            255,515,956
============-----------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 0.7%

$   400,000  The Economic Development Corporation of the County of Delta, Michigan,                                 P-1     400,000
                Environmental Improvement Revenue Refunding Bonds, 1985 Series F
                (Mead-Escanaba Paper Company Project), Variable Rate Demand Bonds,
                3.650%, 12/01/13+

    400,000  The Economic Development Corporation of the County of Delta Michigan,                                  P-1     400,000
                Environmental Improvement Revenue Refunding Bonds, 1985 Series D
                (Mead-Escanaba Paper Company Project), Variable Rate Demand Bonds,
                3.650%, 12/01/23+

  1,000,000  City of Royal Oak Hospital Finance Authority, Hospital Revenue Bonds (William                       VMIG-1   1,000,000
                Beaumont Hospital), Series 1996J, Variable Rate Demand Bonds,
                3.650%, 1/01/03+
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,800,000  Total Temporary Investments - 0.7%                                                                           1,800,000
===========------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.1%                                                                         2,930,910
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $260,246,866
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Michigan Premium Income
Municipal Fund, Inc. (NMP)
  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 1,250,000  Michigan Higher Education Student Loan Authority, Student Loan and Refunding            10/02 at 102     A  $1,344,800
                Revenue Bonds, Series XV-A, 6.700%, 10/01/05 (Alternative Minimum Tax)

  1,950,000  Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds, Series           No Opt. Call   Aa1   2,234,096
                1994, 7.000%, 10/01/03

  4,020,000  Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds,               1/03 at 102   AA-   3,989,971
                1993 Series A, 5.250%, 1/01/18

  1,775,000  Michigan South Central Power Agency, Power Supply System Revenue Refunding              No Opt. Call   Aaa   1,919,751
                Bonds, 1992 Series, 5.700%, 11/01/04

  2,500,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Daughters            11/01 at 102    Aa   2,763,050
                of Charity National Health System-Providence Hospital), Series 1991,
                7.000%, 11/01/21

  4,000,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds          9/02 at 102    AA   4,097,840
                (Henry Ford Health System), Series 1992A, 5.750%, 9/01/17

  3,000,000  Michigan State Hospital Finance Authority (Michigan), Hospital Revenue Refunding         5/03 at 102   Aaa   3,189,330
                Bonds (St. John Hospital), Series 1993A, 6.000%, 5/15/13

             Michigan State Hospital Finance Authority, Revenue and Refunding
             Bonds (The Detroit Medical Center Obligated Group), Series 1993A:
  3,000,000     6.250%, 8/15/13                                                                       8/03 at 102     A   3,206,760
  3,200,000     6.500%, 8/15/18                                                                       8/03 at 102     A   3,467,392

  4,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds             11/03 at 102   Aaa   4,106,320
                (Oakwood Hospital Obligated Group), Series 1993A, 5.500%, 11/01/13

  1,500,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds         No Opt. Call     A   1,540,590
                (The Detroit Medical Center Obligated Group), Series 1993B, 5.000%, 8/15/02

  2,000,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds          1/05 at 102   AA-   2,162,820
                (Otsego Memorial Hospital Gaylord, Michigan), Series 1995, 6.250%, 1/01/20

  5,250,000  Michigan State Housing Development Authority, Single Family Mortgage Revenue             6/05 at 102   AA+   5,622,435
                Bonds, 1995 Series A, 6.800%, 12/01/16

  2,400,000  Michigan State Housing Development Authority, Limited Obligation Revenue Bonds           4/04 at 103   Aaa   2,469,072
                (Walled Lake Villa Project), Series 1993, 6.000%, 4/15/18

  1,500,000  Michigan State Housing Development Authority, Limited Obligation Revenue Bonds          10/03 at 103   Aaa   1,508,955
                (Brenton Village Green Project), Series 1993, 5.625%, 10/15/18

             Michigan State Housing Development Authority, Rental Housing Revenue Bonds,
             1992 Series A:
  4,000,000     6.500%, 4/01/06                                                                      10/02 at 102    A+   4,269,520
  4,300,000     6.600%, 4/01/12                                                                      10/02 at 102    A+   4,550,045

  1,000,000  Michigan State Housing Development Authority, Rental Housing Revenue Bonds,              4/03 at 102   Aaa   1,022,490
                1993 Series A, 5.875%, 10/01/17

  3,050,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Waste Management,            12/02 at 102    A1   3,327,337
                Inc. Project), Series 1992, 6.625%, 12/01/12 (Alternative Minimum Tax)

  8,500,000  Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (Consumers           6/03 at 102   Aaa   9,040,940
                Power Company Project), Collateralized Series 1993B, 5.800%, 6/15/10

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 1,000,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (WMX Technologies,            12/03 at 102     A  $1,035,450
                Inc. Project), Series 1993, 6.000%, 12/01/13 (Alternative Minimum Tax)

  1,000,000  State Building Authority, State of Michigan, 1991 Revenue Bonds, Series II,             10/01 at 102   AA-   1,071,680
                6.250%, 10/01/20

  2,750,000  State Building Authority, State of Michigan, 1991 Revenue Refunding Bonds, Series I,    10/01 at 102   AA-   2,947,120
                6.250%, 10/01/20

  3,275,000  State of Michigan, Comprehensive Transportation Bonds, Series 1992A,                     5/02 at 100   AA-   3,396,503
                5.750%, 5/15/12

  2,500,000  State of Michigan, State Trunk Line Fund Bonds, Series 1989A, 7.000%, 8/15/17            8/99 at 102   AAA   2,694,325
                (Pre-refunded to 8/15/99)

  1,750,000  State of Michigan, State Trunk Line Fund Bonds, Series 1994A, 5.700%, 11/15/15          11/04 at 102   AA-   1,826,510

  1,500,000  City of Ann Arbor, County of Washtenaw, State of Michigan, Water Supply System       2/03 at 101 1/2   Aaa   1,548,270
                Revenue Bonds, Series T, 5.500%, 2/01/13

  2,400,000  Chippewa Valley Schools, County of Macomb, State of Michigan, 1993 Refunding             5/03 at 102   Aaa   2,306,304
                Bonds (General Obligation-Unlimited Tax), 5.000%, 5/01/21

  3,000,000  Clarkston Community Schools, County of Oakland, State of Michigan, 1993 School           5/03 at 102    AA   3,120,630
                Building and Site and Refunding Bonds, 5.900%, 5/01/16

  2,500,000  School District of the City of Detroit Wayne County, Michigan, School Building           5/01 at 102    AA   2,668,250
                and Site Bonds (Unlimited Tax General Obligation), Series 1992, 6.250%, 5/01/12

  6,500,000  City of Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding             9/03 at 102   Aaa   6,555,315
                Bonds (Cobo Hall Expansion Project), Series 1993, 5.250%, 9/30/12

  4,550,000  City of Detroit, Michigan, Sewage Disposal System Revenue and Revenue Refunding          7/03 at 102   Aaa   4,746,242
                Bonds, Series 1993-A, 5.700%, 7/01/13

  4,500,000  City of Detroit, Michigan, Water Supply System Revenue and Revenue Refunding             7/04 at 102   Aaa   4,197,780
                Bonds, Series 1993, 4.750%, 7/01/19

  3,000,000  Dexter Community Schools, Counties of Washtenaw and Livingston, State of                 5/03 at 102    AA   2,904,660
                Michigan, 1993 School Building and Site and Refunding Bonds (General
                Obligation Unlimited Tax), 5.000%, 5/01/17

  1,950,000  Board of Regents of Eastern Michigan University, General Revenue Bonds, Series          12/06 at 101   Aaa   1,997,795
                1997, 5.500%, 6/01/17

  2,000,000  Board of Control of Ferris State University, General Revenue Bonds, Series 1993,        10/03 at 102   Aaa   2,184,040
                6.250%, 10/01/19

  6,750,000  The City of Grand Haven, Michigan, Electric System Revenue Refunding Bonds,              7/03 at 102   Aaa   6,677,910
                1993 Series, 5.250%, 7/01/16

  4,000,000  City of Kalamazoo Hospital Finance Authority, Hospital Revenue Refunding and             5/06 at 102   Aaa   4,182,920
                Improvement Bonds (Bronson Methodist Hospital), Series 1996, 5.750%, 5/15/16

  1,000,000  Kent Hospital Finance Authority (Michigan), Hospital Revenue Refunding                  No Opt. Call    A1   1,034,860
                Bonds (Butterworth Hospital), Series 1993A, 5.100%, 1/15/07

  2,000,000  City of Lansing, Board of Water and Light, Ingham and Easton Counties,                   7/01 at 100    Aa   1,982,800
                State of Michigan, Water Supply and Electric Utility System Revenue
                Bonds, Series 1994A, 4.900%, 7/01/11

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 6,000,000  County of Monroe, Michigan, Pollution Control Revenue Bonds (The Detroit                No Opt. Call   Aaa  $6,660,660
                Edison Company Project), Series A-1994, 6.350%, 12/01/04 (Alternative
                Minimum Tax)

             County of Monroe, Michigan, Pollution Control Revenue Bonds (The
             Detroit Edison Company Project), Series CC-1992:
  2,500,000     6.550%, 6/01/24 (Alternative Minimum Tax)                                             6/03 at 102   Aaa   2,739,250
  1,500,000     6.550%, 9/01/24 (Alternative Minimum Tax)                                             9/03 at 103   Aaa   1,647,780

             Mount Clemens Housing Corporation, Multifamily Housing Refunding
             Revenue Bonds, Series 1992A (FHA Insured Mortgage Loan-Section 8
             Assisted Project):
  1,000,000     6.600%, 6/01/13                                                                       6/03 at 102   AAA   1,061,960
  1,500,000     6.600%, 6/01/22                                                                       6/03 at 102   AAA   1,574,535

  1,130,000  Board of Trustees of Oakland University, Michigan, General Revenue Bonds, Series         5/05 at 102   Aaa   1,188,624
                1995, 5.750%, 5/15/15

  1,000,000  Reeths-Puffer Schools, County of Muskegon, State of Michigan, 1995 School Building       5/05 at 101   Aaa   1,049,830
                and Site and Refunding Bonds, 5.750%, 5/01/15

  3,615,000  Saginaw-Midland Municipal Water Supply Corporation, State of Michigan, Water         9/02 at 101 1/2     A   3,630,906
                Supply System Revenue Bonds (Limited Tax General Obligation), Series 1993,
                5.250%, 9/01/16

  2,650,000  Regents of the University of Michigan, Hospital Revenue Bonds, Series 1990,             12/00 at 100    AA   2,760,373
                6.375%, 12/01/24

  3,000,000  Regents of the University of Michigan, Hospital Revenue Refunding Bonds, Series         12/02 at 102    AA   3,021,330
                1993A, 5.500%, 12/01/21

             Charter County of Wayne, Michigan, Detroit Metropolitan Wayne County Airport,
             Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport), Subordinated
             Lien, Series 1993B:
  1,000,000     4.750%, 12/01/02 (Alternative Minimum Tax)                                           No Opt. Call   Aaa   1,018,800
  1,000,000     4.800%, 12/01/03 (Alternative Minimum Tax)                                           No Opt. Call   Aaa   1,018,520

  3,250,000  Board of Trustees of Western Michigan University, General Revenue Bonds, Series          7/03 at 102   Aaa   3,293,745
                1993A, 5.500%, 7/15/16

  1,000,000  Western Townships Utilities Authority, Sewage Disposal System Refunding Bonds,           1/02 at 100   Aaa   1,085,920
                Series 1991, 6.500%, 1/01/10

  5,625,000  Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 1993            No Opt. Call   Aaa   6,073,031
                (General Obligation Bonds), 5.375%, 7/01/06

  4,100,000  Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 1997         7/07 at 101 1/2     A   4,320,620
                (General Obligation Bonds), 5.750%, 7/01/17

  1,000,000  Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1993 Series A             6/03 at 102  Baa3   1,059,069
                (American Airlines, Inc. Project), 6.300%, 6/01/23 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
$160,990,000 Total Investments - (cost $156,934,925) - 97.6%                                                            168,117,831
============-----------------------------------------------------------------------------------------------------------------------

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
             Temporary Investments in Short-Term Municipal Securities - 1.3%
$ 1,300,000  The Economic Development Corporation of the County of Delta, Michigan,                                 P-1  $1,300,000
                Environmental Improvement Revenue Refunding Bonds, 1985 Series F
                (Mead-Escanaba Paper Company Project), Variable Rate Demand Bonds,
                3.650%, 12/01/13+

    500,000  The Economic Development Corporation of the County of Delta, Michigan,                                 P-1     500,000
                Environmental Improvement Revenue Refunding Bonds, 1985 Series D
                (Mead-Escanaba Paper Company Project), Variable Rate Demand Bonds,
                3.650%, 12/01/23+

    500,000  Regents of The University of Michigan, Hospital Revenue Bonds, Series 1995A                         VMIG-1     500,000
                (Adjustable Rate Demand), Variable Rate Demand Bonds, 3.800%, 12/01/27+
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,300,000  Total Temporary Investments - 1.3%                                                                           2,300,000
===========------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.1%                                                                         1,856,975
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $172,274,806
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Ohio Quality Income
Municipal Fund, Inc. (NUO)
  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 2,250,000  Ohio Air Quality Development Authority, State of Ohio, Air Quality Development           4/01 at 102  Baa1  $2,379,960
                Refunding Revenue Bonds, Series 1992 (Ashland Oil, Inc. Project), 6.850%, 4/01/10

  4,000,000  Ohio Air Quality Development Authority, State of Ohio, Collateralized Pollution          6/02 at 103   Aaa   4,698,480
                Control Revenue Refunding Bonds, Series 1992 (The Cleveland Electric
                Illuminating Company Project), 8.000%, 12/01/13

  2,000,000  Ohio Air Quality Development Authority, Air Quality Development Revenue                 10/04 at 102   Aaa   2,162,860
                Refunding Bonds (JMG Funding Limited Partnership Project), Series 1994,
                6.375%, 1/01/29 (Alternative Minimum Tax)

    205,000  Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds (GNMA                  2/98 at 103   AAA     213,159
                Mortgage-Backed Securities Program), 1988 Series A, 8.250%, 2/01/16
                (Alternative Minimum Tax)

  7,910,000  Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds (GNMA                  9/99 at 102   AAA   8,342,756
                Mortgage-Backed Securities Program), 1989 Series A, 7.650%, 3/01/29
                (Alternative Minimum Tax)

    500,000  Ohio Water Development Authority, State of Ohio, Water Development Revenue              12/00 at 100   AAA     535,625
                Refunding Bonds, Refunding and Improvement Series, 8.000%, 12/01/18
                (Pre-refunded to 12/01/00)

  1,000,000  Ohio Water Development Authority, State of Ohio, Water Development Revenue               6/05 at 102   Aaa   1,061,180
                Bonds, 1995 Fresh Water Series, 5.900%, 12/01/21

  3,205,000  Ohio Water Development Authority, Revenue Bonds, USA Waste Services, Series              3/02 at 102   N/R   3,474,829
                1992, 7.750%, 9/01/07 (Alternative Minimum Tax)

  1,500,000  State of Ohio (OPFC), Higher Education Capital Facilities Bonds, Series II-1992A,       12/01 at 102   AA-   1,584,315
                5.500%, 12/01/06

  2,400,000  State of Ohio (Ohio Higher Educational Facility Commission), Higher Educational         12/03 at 102   Aaa   2,699,760
                Facility Mortgage Revenue Bonds (University of Dayton 1992 Project),
                6.600%, 12/01/17

  1,000,000  State of Ohio (Ohio Higher Educational Facility Commission), Higher Educational         12/04 at 102   Aaa   1,059,930
                Facility Revenue Bonds (University of Dayton 1994 Project), 5.800%, 12/01/14

  1,200,000  State of Ohio (Ohio Higher Educational Facility Commission), Higher Educational          9/06 at 101   N/R   1,248,912
                Facility Revenue Bonds (The University of Findlay 1996 Project), 6.125%, 9/01/16

  3,000,000  State of Ohio (Ohio Higher Educational Facility Commission), Higher Educational          5/07 at 102   Aaa   3,021,900
                Facility Revenue Bonds (Xavier University 1997 Project), 5.375%, 5/15/22

  2,435,000  State of Ohio (Ohio Higher Educational Facility Commission), Higher Educational         12/07 at 101   Aaa   2,461,566
                Facility Revenue Bonds (University of Dayton 1997 Project), 5.400%, 12/01/22

  1,000,000  State of Ohio (Ohio Higher Educational Facility Commission), Higher Educational         10/02 at 102    Aa   1,055,220
                Facility Revenue Bonds, Series 1992 (Case Western Reserve University Project),
                6.000%, 10/01/22

  3,000,000  State of Ohio Department of Transportation, Certificates of Participation (Richenbacker 10/97 at 105   AA-   3,019,680
                Port Authority Improvements), 6.125%, 4/15/15 (Alternative Minimum Tax)

  1,000,000  State of Ohio (Ohio Building Authority), State Facilities Bonds (Juvenile Correctional  10/02 at 102   AA-   1,055,220
                Building Fund Projects), 1992 Series B, 6.000%, 10/01/12

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 3,000,000  State of Ohio (Ohio Building Authority), State Facilities Bonds (Adult Correctional     10/03 at 102   AA-  $3,214,590
                Building Fund Projects), 1993 Series A, 6.125%, 10/01/12

  3,665,000  State of Ohio, Education Loan Revenue Bonds, Series 1997A (Supplemental Student          6/07 at 102   Aaa   3,755,929
                Loan Program), 1997A1, 5.850%, 12/01/19 (Alternative Minimum Tax)

  4,000,000  State of Ohio, Ohio Air Quality Development Authority, Air Quality Development          10/04 at 102   Aaa   4,325,720
                Revenue Refunding Bonds (JMG Funding, Limited Partnership Project), Series 1994,
                6.375%, 4/01/29 (Alternative Minimum Tax)

  1,575,000  The Ohio State University (A State University of Ohio), General Receipts Bonds,         12/02 at 102   Aa2   1,637,055
                Series 1992 A1, 5.875%, 12/01/12

  1,500,000  City of Akron, Ohio, Waterworks System Mortgage Revenue Improvement Bonds,               3/01 at 102   Aaa   1,649,565
                Series 1991, 6.550%, 3/01/12 (Pre-refunded to 3/01/01)

  2,000,000  County of Ashtabula, Ohio, Industrial Development Refunding Revenue Bonds, 1992          5/02 at 102  Baa1   2,146,160
                Series A (Ashland Oil, Inc. Project), 6.900%, 5/01/10

  2,000,000  City of Barberton, Ohio Hospital Facilities Revenue Bonds, Series 1992 (The              1/02 at 102     A   2,270,260
                Barberton Citizens Hospital Company Project), 7.250%, 1/01/12 (Pre-refunded to 1/01/02)

             Berea City School District, Ohio, School Improvement Bonds,
             Series 1993 (General Obligation Unlimited Tax Bonds):
    650,000     7.500%, 12/15/06                                                                     12/03 at 102   Aaa     777,147
    680,000     7.450%, 12/15/07                                                                     12/03 at 102   Aaa     804,420

    825,000  Bowling Green State University, Ohio, General Receipts Bonds, Series 1991,               6/01 at 102     A     897,221
                6.700%, 6/01/07

  1,750,000  Brecksville-Broadview Heights City School District, Ohio, School Improvement Bonds,     12/06 at 102   Aaa   1,986,933
                Series 1996 (General Obligation Unlimited Tax Bonds), 6.500%, 12/01/16

  1,000,000  Buckeye Local School District General Obligation, 5.625%, 12/01/11                      12/03 at 102   Aaa   1,053,940

  1,000,000  County of Butler, Ohio, Hospital Facilities Revenue Refunding and Improvement            1/02 at 102   Baa   1,089,860
                Bonds, Series 1991 (Fort Hamilton-Hughes Memorial Hospital Center),
                7.500%, 1/01/10

    445,000  City of Hamilton and County of Butler, Hospital Facilities Revenue Refunding,           No Opt. Call   Baa     464,010
                Fort Hamilton-Hughes Memorial Hospital Center, 7.250%, 1/01/01

             City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series
             1991 (Guernsey Memorial Hospital Project):
  1,680,000     8.000%, 12/01/06                                                                     12/01 at 102   BBB   1,872,763
    750,000     8.000%, 12/01/11                                                                     12/01 at 102   BBB     832,860

  2,000,000  County of Carroll, Ohio, Hospital Improvement Revenue Bonds, Series 1991                12/01 at 102   AAA   2,270,940
                (Timken Mercy Medical Center), 7.125%, 12/01/18 (Pre-refunded to 12/01/01)

  2,675,000  County of Clermont, Ohio, Hospital Facilities Revenue Refunding Bonds, Series            1/03 at 102   Aaa   2,805,781
                1993 A (Mercy Health System), 5.875%, 1/01/15

  1,385,000  County of Clermont, Ohio, Mortgage Revenue Bonds, Series 1994 (GNMA                      8/03 at 103   Aaa   1,415,055
                Collateralized-S.E.M. Villa II Project), Series 1994-A, 5.950%, 2/20/30

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 2,500,000  County of Clermont, Ohio, Waterworks System Revenue Bonds, Series 1991,                 12/01 at 102   Aaa  $2,791,650
                Clermont County Sewer District, 6.625%, 12/01/14 (Pre-refunded to 12/01/01)

  1,000,000  City of Cleveland, Ohio, Various Purpose General Obligation Bonds, Series 1991A,        10/01 at 102   Aaa   1,117,980
                6.750%, 10/01/11 (Pre-refunded to 10/01/01)

  2,075,000  City of Cleveland, Ohio, Airport System Revenue Bonds, 1990 Series A,                    1/00 at 102   Aaa   2,246,499
                7.400%, 1/01/20 (Alternative Minimum Tax)

  3,430,000  City of Cleveland, Ohio, Parking Facilities Revenue Bonds, Series 1996, 5.500%, 9/15/22  9/06 at 102   Aaa   3,498,429

  3,000,000  City of Cleveland, Ohio, Public Power System Improvement First Mortgage Revenue         11/01 at 102   Aaa   3,351,360
                Bonds, Series 1991B, 7.000%, 11/15/17

  2,000,000  City of Cleveland, Ohio, Public Power System First Mortgage Revenue Bonds,              11/04 at 102   Aaa   2,355,020
                Series 1994A, 7.000%, 11/15/24 (Pre-refunded to 11/15/04)

  1,000,000  City of Cleveland, Ohio, Regional Sewer District, 6.750%, 4/01/07 (Pre-refunded          5/04 at 100   Aaa   1,138,740
                to 5/15/04)

             City of Cleveland, Ohio, Waterworks Improvement First Mortgage
             Revenue Refunding Bonds, Series F, 1992B:
  2,965,000     6.500%, 1/01/11                                                                       1/02 at 102   Aaa   3,268,824
  3,720,000     6.250%, 1/01/16                                                                       1/02 at 102   Aaa   4,023,515

  1,575,000  City of Cleveland, Ohio, Waterworks Improvement First Mortgage Revenue Bonds,            1/02 at 102   Aaa   1,747,478
                Series F, 1992 A, 6.500%, 1/01/21 (Pre-refunded to 1/01/02)

  1,000,000  City of Cleveland, Ohio, Waterworks Improvement First Mortgage Refunding Revenue        No Opt. Call   Aaa   1,054,270
                Bonds, Series G, 1993, 5.500%, 1/01/21

  4,000,000  City of Cleveland, Waterworks Improvement and Refunding Revenue Bonds,                   1/06 at 102   Aaa   4,207,920
                1st Mortgage Series 1996-H, 5.750%, 1/01/26

     35,000  City of Cleveland, Ohio, First Mortgage Revenue Refunding Bonds, Series F, 1992-B,       1/02 at 102   Aaa      38,833
                6.500%, 1/01/11 (Pre-refunded to 1/01/02)

  2,000,000  City of Columbus, Ohio, General Obligation Refunding Bonds, Series 1992B,                1/02 at 102   Aaa   2,212,600
                6.500%, 1/01/10

  1,950,000  City School District of Columbus, Franklin County, Ohio, School Building Renovation     12/02 at 102   Aaa   2,209,779
                and Improvement Bonds, Series 1992 (General Obligation-Unlimited Tax),
                6.650%, 12/01/12 (Pre-refunded to 12/01/02)

             Columbus Municipal Airport Authority, Airport Improvement Revenue
             Bonds, Series 1994A (Port Columbus International Airport
             Project):
    830,000     5.950%, 1/01/08 (Alternative Minimum Tax)                                             1/04 at 102   Aaa     893,952
  1,000,000     6.000%, 1/01/14 (Alternative Minimum Tax)                                             1/04 at 102   Aaa   1,057,410

  2,500,000  City of Columbus, Ohio, Sewerage System Revenue Refunding Bonds, Series 1992,            6/02 at 102   AA-   2,730,575
                6.250%, 6/01/08

  1,500,000  County of Cuyahoga, Ohio, Hospital Improvement Revenue Bonds, Series 1992                1/02 at 102    Aa   1,611,030
                (University Hospitals Health System, Inc. Project), 6.500%, 1/15/19

  1,170,000  County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds, Series 1993, Health         2/03 at 102    A1   1,256,440
                Cleveland, Inc. (Fairview General Hospital Project), 6.300%, 8/15/15

  Principal                                                                                       Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 3,250,000  County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series         8/01 at 102    A1  $3,524,528
                1991, 7.000%, 8/15/23

  1,000,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,              2/07 at 102   Aaa   1,032,120
                Series 1997 (The MetroHealth System Project), 5.625%, 2/15/17

  1,435,000  County of Cuyahoga, Ohio, Multifamily Housing Revenue Bonds (Water Street                6/08 at 105   Aaa   1,495,672
                Associates PJ), Series 1997, 6.150%, 12/20/26 (Alternative Minimum Tax)

  2,000,000  Dublin City School District, Franklin, Delaware and Union Counties, Ohio, Various       12/02 at 102   Aaa   2,173,120
                Purpose School Building Construction and Improvement Bonds (General
                Obligation-Unlimited Tax), 6.200%, 12/01/19

  4,085,000  County of Franklin, Ohio, Refunding Bonds, Series 1993 (Limited Tax General Obligation  12/08 at 102   Aaa   4,184,470
                Bonds), 5.375%, 12/01/20

  3,280,000  County of Franklin, Ohio, First Mortgage Revenue, Series 1979 (OCLC Inc. Project),      No Opt. Call   Aaa   3,829,728
                7.500%, 6/01/09

  1,365,000  County of Franklin, Ohio, Health Care Facilities Revenue Bonds, Series 1993 (Ohio        7/03 at 102   N/R   1,368,999
                Presbyterian Retirement Services), 6.500%, 7/01/23

  1,500,000  County of Franklin, Ohio, Hospital Revenue Refunding and Improvement Bonds, 1992        11/02 at 102    Aa   1,645,035
                Series A (The Children's Hospital Project), 6.600%, 5/01/13

             County of Franklin, Ohio, Hospital Refunding and Revenue Bonds,
             1996 Series A (The Children's Hospital Project):
  1,000,000     5.750%, 11/01/20                                                                     11/06 at 101    Aa   1,034,340
  1,500,000     5.875%, 11/01/25                                                                     11/06 at 101    Aa   1,566,195

    990,000  County of Franklin, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1994A       1/05 at 103    Aa     968,299
                (FHA Insured Mortgage Loan-Hamilton Creek Apartments Project), 5.550%, 7/01/24
                (Alternative Minimum Tax)

  6,180,000  County of Franklin, Ohio, Mortgage Revenue Bonds, Series 1992A (FHA Insured              1/02 at 103    Aa   6,472,623
                Mortgage Loan - Kensington Place Project), 6.750%, 1/01/34

    500,000  County of Franklin, Ohio, Revenue Bonds, Series 1993 (OCLC Online Computer Library       4/03 at 100   N/R     502,630
                Center, Incorporated Project), 6.000%, 4/15/13

  3,250,000  City of Garfield Heights, Ohio, Hospital Improvement and Refunding Revenue Bonds,       11/02 at 102     A   3,530,443
                Series 1992B (Marymount Hospital Project), 6.650%, 11/15/11

  1,505,000  Greater Cleveland Regional Transit Authority, General Obligation, Capital Improvement   12/06 at 101   Aaa   1,573,553
                Bonds, Series 1996, 5.650%, 12/01/16

  6,500,000  Hamilton County Multi-Family Housing Revenue Bonds (Huntington Meadows Project),         1/07 at 102   AAA   6,548,490
                1997 FNMA, 5.700%, 1/01/27 (DD)

  1,250,000  City of Hamilton, Ohio, Electric System Mortgage Revenue Bonds, 1992 Series B,          10/02 at 102   Aaa   1,374,950
                6.300%, 10/15/25

  1,000,000  Hamilton County, Ohio, Sewer System Improvement and Refunding Revenue Bonds,             6/01 at 102   AAA   1,108,980
                1991 Series A (The Metropolitan Sewer District of Greater Cincinnati),
                6.700%, 12/01/13 (Pre-refunded to 6/01/01)

  3,000,000  Kent State University (A State University of Ohio), General Receipts Bonds, Series 1992, 5/02 at 102   Aaa   3,307,770
                6.500%, 5/01/22

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 1,000,000  City of Lakewood, Ohio, Various Purpose General Obligation Bonds, Series 1992           12/02 at 102    Aa  $1,107,580
                (Limited Tax Obligation), 6.500%, 12/01/12

  2,100,000  Lakota Local School District, County of Butler, Ohio, School Improvement Unlimited      12/05 at 100   Aaa   2,313,024
                Tax General Obligation Bonds, Series 1994, 6.250%, 12/01/14

  1,000,000  County of Marion, Ohio, Health Care Facilities Refunding and Improvement Revenue        11/03 at 102  BBB-   1,043,790
                Bonds, Series 1993 (United Church Homes, Inc. Project), 6.300%, 11/15/15

  2,500,000  County of Marion, Ohio, Hospital Refunding and Improvement Revenue Bonds,                5/06 at 102  BBB+   2,619,125
                1996 (The Community Hospital), 6.375%, 5/15/11

  1,400,000  City of Middleburg Heights, Ohio, Hospital Improvement Revenue Bonds, Series 1991        8/01 at 102   AAA   1,560,258
                (Southwest General Hospital Project), 6.750%, 8/15/21 (Pre-refunded to 8/15/01)

  1,500,000  County of Montgomery, Ohio, Hospital Facilities Revenue Refunding and Improvement        4/06 at 102   Aaa   1,546,620
                Bonds, Series 1996 (Kettering Medical Center), 5.625%, 4/01/16

  1,000,000  County of Montgomery, Ohio, Water Revenue Bonds, Greater Moraine-Beavercreek            11/02 at 102   Aaa   1,091,340
                Sewer District Series 1992, 6.250%, 11/15/17

  2,415,000  City of Mount Vernon, Ohio, Hospital Refunding Revenue Bonds, Series 1986A (Knox         6/02 at 100   N/R   2,478,780
                Community Hospital), 7.875%, 6/01/12

  1,000,000  City of Newark, Ohio, Water System Improvement Bonds (Limited Tax General               12/03 at 102   Aaa   1,068,800
                Obligation), 6.000%, 12/01/18

             North Canton City School District, Ohio, School Improvement
             Bonds, Series 1994 (General Obligation Unlimited Tax):
    650,000     9.750%, 12/01/03                                                                     No Opt. Call   Aaa     841,042
    715,000     9.700%, 12/01/04                                                                     No Opt. Call   Aaa     945,966

  2,000,000  Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Refunding        11/05 at 101   Aaa   2,066,180
                Bonds, Series 1995, 5.600%, 11/15/16

  1,250,000  City of Oxford, Ohio, Water Supply System Mortgage Revenue, Series 1992 Refunding       12/02 at 102   Aaa   1,330,588
                 Bonds, 6.000%, 12/01/14

  1,000,000  Revere Local School District, Ohio, School Improvement Bonds, Series 1993 (General      12/03 at 102   Aaa   1,071,620
                Obligation Unlimited Tax Bonds), 6.000%, 12/01/16

  1,400,000  Reynoldsburg City School District, Franklin, Fairfield and Licking Counties, Ohio,      12/02 at 102   Aaa   1,565,214
                General Obligation Bonds (Unlimited Tax), For School Building Construction and
                Improvement, 6.550%, 12/01/17

  1,000,000  Solon City School District, Ohio, School Improvement Bonds, Series 1990, General        12/01 at 102   N/R   1,133,030
                Obligation Unlimited Tax Bonds, 7.150%, 12/01/13 (Pre-refunded to 12/01/01)

  2,000,000  Southwest Regional Water District (Ohio), Waterworks System Revenue Bonds,              12/05 at 101   Aaa   2,150,640
                Series 1995, 6.000%, 12/01/20

  2,870,000  City of Strongsville, Ohio, Various Purpose Improvement Bonds, Series 1996 (General     12/06 at 102    Aa   3,032,184
                Obligation-Limited Tax), 5.950%, 12/01/21

  3,500,000  The Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan Subordinated        7/02 at 100     A   3,700,690
                Revenue Refunding Bonds, Series 1992 D, 6.600%, 7/01/05 (Alternative Minimum Tax)

  1,700,000  The Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan Senior              8/03 at 100    A1   1,768,136
                Subordinated Revenue Bonds, Series 1993 A, 6.150%, 8/01/10 (Alternative
                Minimum Tax)

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$ 1,000,000  Sylvania City School District, General Obligation (Unlimited Tax), Series 1995,         12/05 at 101   Aaa  $1,059,160
                5.800%, 12/01/15

  1,135,000  City of Toledo, Ohio, General Obligation (Limited Tax), Various Purpose Improvement     No Opt. Call   Aaa   1,306,634
                Bonds, Series 1994, 7.000%, 12/01/03

    750,000  County of Tuscarawas, Ohio, Hospital Facilities Revenue Bonds, Series 1993A             10/03 at 102  Baa3     782,354
                (Union Hospital Project), 6.500%, 10/01/21

  1,400,000  The University of Akron (A State University of Ohio), General Receipts Bonds, Series     1/07 at 102   Aaa   1,398,025
                1997, 5.250%, 1/01/22

  3,500,000  University of Cincinnati, General Receipts Bonds, Series O, 6.300%, 6/01/12             12/02 at 102   AA-   3,904,670

  1,400,000  University of Cincinnati, General Receipts Revenue Bonds, Series 1997-AB,                6/07 at 100   Aaa   1,407,853
                5.375%, 6/01/20

  1,000,000  The University of Toledo (A State University of Ohio), General Receipts Bonds, Series   12/02 at 102   Aaa   1,048,360
                1992B, 5.900%, 6/01/20

  1,000,000  Upper Arlington City School District, General Obligation Bonds, Series 1996,            12/06 at 101   Aaa     998,530
                5.250%, 12/01/22

  2,000,000  Board of Education, Wayne Local School District, County of Warren, Ohio, School         12/06 at 102   Aaa   2,178,060
                Improvement Bonds, Series 1996 (Unlimited Tax General Obligation),
                6.100%, 12/01/24

  3,000,000  Board of Education, West Clermont Local School District, County of Clermont,            12/05 at 100   Aaa   3,208,500
                Ohio, School Improvement Bonds, 1995 (Unlimited Tax General Obligation),
                6.000%, 12/01/18

  1,000,000  City of Westlake, Ohio, General Obligation, Various Purpose Improvement and             12/08 at 101   Aa1   1,035,230
                Refunding Bonds (Series 1997), 5.550%, 12/01/17

  1,820,000  Worthington City School District Franklin County, Ohio, General Obligation Refunding     6/02 at 102   Aaa   2,006,840
                Bonds (Unlimited Tax), 6.375%, 12/01/12

  2,500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General               7/02 at 101 1/2   Aaa   2,810,524
                Obligation Bonds), 6.600%, 7/01/13 (Pre-refunded to 7/01/02)

  2,000,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General               7/06 at 101 1/2     A   2,001,540
                Obligation Bonds), 5.400%, 7/01/25

  1,300,000  Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 1997         7/07 at 101 1/2     A   1,369,952
                (General Obligation Bonds), 5.750%, 7/01/17

  1,000,000  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities           1/02 at 103    AA   1,106,350
                Financing Authority, Adjustable Rate Industrial Revenue Bonds, 1983 Series A
                (Motorola, Inc. Project), 6.750%, 1/01/14
-----------------------------------------------------------------------------------------------------------------------------------
$211,830,000 Total Investments - (cost $212,428,121) - 98.4%                                                            227,456,999
============-----------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.6%                                                                         3,774,602
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $231,231,601
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

(DD) Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Texas Quality Income
Municipal Fund, Inc. (NTX)
  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$  2,000,000 Board of Regents of Texas Southern University, Consolidated Revenue Refunding            8/03 at 101   Aaa  $2,081,260
                Bonds, Series 1993-A, 5.750%, 8/01/18

   4,900,000 Board of Regents of Texas Tech University, Revenue Financing System Refunding            2/06 at 100   Aaa   4,931,556
                and Improvement Bonds, Third Series (1996), 5.375%, 2/15/17

   3,070,000 State of Texas, Veterans' Bonds, Series 1985, General Obligation Bonds,                 12/99 at 100   AAA   3,362,602
                8.300%, 12/01/16 (Pre-refunded to 12/01/99)

   4,595,000 State of Texas, Veterans' Housing Assistance Bonds, Series 1993, General Obligation     12/03 at 102    Aa   4,876,076
                Bonds, 6.800%, 12/01/23 (Alternative Minimum Tax)

   2,000,000 State of Texas, Veteran's Land Bonds, Series 1994, General Obligation Bonds,            12/04 at 100    Aa   2,154,700
                6.400%, 12/01/24 (Alternative Minimum Tax)

   4,900,000 Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue        9/06 at 102   Aaa   5,109,328
                Bonds, 1996 Series E, 6.000%, 9/01/17

   1,500,000 Texas Health Facilities Development Corporation, Hospital Revenue Bonds (All Saints      8/03 at 102   Aaa   1,614,855
                Episcopal Hospitals of Fort Worth Project), Series 1993B, 6.250%, 8/15/22

     625,000 Texas Municipal Power Agency, Refunding Revenue Bonds, Series 1992, 5.750%, 9/01/12      9/02 at 100   Aaa     669,050
                (Pre-refunded to 9/01/02)

   2,015,000 Texas Turnpike Authority, Dallas North Tollway Revenue Bonds, Series 1989,               1/98 at 100     A   2,024,934
                6.000%, 1/01/20

   3,500,000 Abilene Health Facilities Development Corporation, Hospital Revenue Refunding and        9/05 at 102   Aaa   3,755,325
                Improvement Bonds (Hendrick Medical Center Project), Series 1995C,
                6.150%, 9/01/25

     330,000 Abilene Housing Development Corporation, First Lien Revenue Bonds, Series 1978,         No Opt. Call   N/R     334,521
                7.000%, 7/01/08

             Alamo Community College District, General Obligation Bonds, Series 1992:
   1,000,000    5.000%, 2/15/10                                                                       2/00 at 100    AA   1,000,690
   1,000,000    5.000%, 2/15/11                                                                       2/00 at 100    AA     999,000

   5,295,000 Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1990         12/00 at 102  Baa2   5,762,760
                (American Airlines, Inc. Project), 7.500%, 12/01/29 (Alternative Minimum Tax)

   4,500,000 Amarillo Health Facilities Corporation Hospital Revenue Bonds (High Plains Baptist       1/02 at 102   Aaa   4,938,210
                Hospital Project), Series 1992C, 6.500%, 1/01/07

   3,500,000 City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1991,    5/01 at 102     A   3,874,990
                6.750%, 5/15/12 (Pre-refunded to 5/15/01)

   1,725,000 Baytown Housing Finance Corporation, Single Family Mortgage Revenue Refunding            9/02 at 103    A1   1,967,069
                Bonds, Series 1992-A, 8.500%, 9/01/11

   1,000,000 The City of Beaumont, Texas, Public Improvement Bonds, Series 1992, 6.250%, 3/01/10      3/02 at 100   Aaa   1,084,840
                (Pre-refunded to 3/01/02)

   1,225,000 Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds (Texas    2/00 at 102  Baa1   1,340,371
                Utilities Electric Company Project), Series 1990A, 8.125%, 2/01/20 (Alternative
                Minimum Tax)

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$  2,110,000 Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds (Texas   10/97 at 102  Baa1  $2,172,540
                Utilities Electric Company Project), Series 1987A, 9.875%, 10/01/17 (Alternative
                Minimum Tax)

   2,000,000 Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds (Texas    3/01 at 102  Baa1   2,219,760
                Utilities Electric Company Project), Series 1994A, 7.875%, 3/01/21 (Alternative
                Minimum Tax)

   1,500,000 Brazos River Authority (Texas), Collateralized Pollution Control Revenue Refunding      12/02 at 102   Aaa   1,634,490
                Bonds (Texas Utilities Electric Company Project), Series 1992, 6.500%, 12/01/27
                (Alternative Minimum Tax)

   5,500,000 Brazos River Authority (Texas), Collateralized Revenue Refunding Bonds (Houston         10/98 at 102    A-   5,798,925
                Lighting and Power Company Project), Series 1988D, 7.750%, 10/01/15

   1,200,000 Brazos River Authority (Texas), Collateralized Revenue Refunding Bonds (Houston         12/03 at 102   Aaa   1,236,120
                Lighting and Power Company Project), Series 1993, 5.600%, 12/01/17

   2,300,000 Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding Bonds,           3/02 at 102     A   2,501,871
                Series 1992-A, 6.875%, 9/01/04

   1,055,000 Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding Bonds,          No Opt. Call    Aa   1,156,649
                Series 1992C-1, 6.650%, 11/01/04 (Alternative Minimum Tax)

     250,000 Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding Bonds,          No Opt. Call     A     271,648
                Subordinate Series 1993A-2, 6.800%, 12/01/04 (Alternative Minimum Tax)

   2,000,000 City of Brownsville, Texas, General Obligation Refunding Bonds, Series 1991,             2/01 at 100   Aaa   2,174,620
                6.750%, 2/15/12 (Pre-refunded to 2/15/01)

   3,500,000 City of Brownsville, Texas Utilities System Priority Revenue Bonds, Series 1990,         9/00 at 102   Aaa   3,808,455
                6.500%, 9/01/17 (Pre-refunded to 9/01/00)

   4,035,000 City of Bryan, Texas (Brazos County), Lease Revenue Bonds (Blinn College Project),      10/05 at 100   Aaa   4,015,471
                Series 1995, 5.300%, 10/01/16

   2,500,000 Burleson Independent School District (Johnson and Tarrant Counties, Texas),              8/06 at 100   Aaa   2,531,125
                Unlimited Tax Refunding Bonds, Series 1995, 5.375%, 8/01/19

   1,000,000 Caddo Mills Independent School District (Hunt County, Texas), Unlimited Tax School       2/05 at 100   AAA   1,080,900
                Building and Refunding Bonds, Series 1995, 6.375%, 8/15/25

   4,130,000 Coppell Independent School District (Dallas County, Texas), Unlimited Tax School    8/09 at 75 10/32   Aaa   1,611,650
                Building and Refunding Bonds, Series 1992, 0.000%, 8/15/14

             City of Corpus Christi, Texas, General Improvement and Refunding Bonds, Series 1992:
   1,975,000    6.700%, 3/01/08 (Pre-refunded to 3/01/02)                                             3/02 at 100   Aaa   2,179,255
   1,475,000    6.700%, 3/01/08                                                                       3/02 at 100   Aaa   1,622,058

   5,020,000 Dallas-Fort Worth International Airport, Facility Improvement Corporation, United         5/02 at102   Aaa   5,474,461
                Parcel Service, Inc. Revenue Bonds, Series 1992, 6.600%, 5/01/32 (Alternative
                Minimum Tax)

   1,500,000 City of Dallas, Texas (Dallas, Denton and Collin Counties), Combination Tax and Surplus  1/02 at 100   Aaa   1,569,180
                Revenue, Certificates of Obligation, Series 1992, 6.250%, 1/01/20

   1,000,000 City of Dallas, Texas (Dallas County), Civic Center Convention Complex, Senior Lien     No Opt. Call     A   1,018,970
                Revenue Bonds, 1985 Series, 8.000%, 1/01/09

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$  2,130,000 City of Dallas, Texas (Dallas, Denton and Collin Counties), Waterworks and Sewer     4/02 at 101 1/2    Aa  $1,960,537
                System Revenue Refunding and Improvement Bonds, Series 1995, 4.500%, 4/01/14

   1,545,000 El Paso Housing Finance Corporation, Single Family Mortgage Revenue Refunding            4/01 at 103     A   1,758,318
                Bonds, Series 1991A, 8.750%, 10/01/11

   2,800,000 City of Ennis, Texas (Ennis County), General Obligation Refunding and Improvement        8/02 at 100   Aaa   3,061,352
                Bonds, Series 1992, 6.500%, 8/01/13

   1,185,000 Fort Bend County Levee Improvement District No. 11 (APolitical Subdivision of the        9/04 at 100   Aaa   1,338,185
                State of Texas, located within Fort Bend County), Unlimited Tax Levee Improvement
                Bonds, Series 1994, 6.900%, 9/01/17

   1,450,000 Industrial Development Corporation of The City of Galveston, Sales Tax Revenue Bonds,    9/05 at 100   Aaa   1,513,684
                Series 1995, 5.750%, 9/01/15

   1,075,000 City of Galveston Property Finance Authority, Inc., Single Family Mortgage Revenue       9/01 at 103     A   1,173,255
                Bonds, Series 1991A, 8.500%, 9/01/11

   1,000,000 City of Georgetown Higher Education, Finance Corporation, Higher Education Revenue       2/04 at 100    A1   1,056,320
                Bonds, Series 1994 (Southwestern University Project), 6.300%, 2/15/14

   3,000,000 Guadalupe-Blanco River Authority, Sewage and Solid Waste Disposal Facility Bonds
                (E.I. du Pont de Nemours and Company Project), Series 1996, 6.400%, 4/01/26           4/06 at 102   AA-   3,246,900
                (Alternative Minimum Tax)

     320,000 Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1992B,       8/97 at 102   Aaa     327,302
                6.625%, 8/15/17

   2,000,000 Harris County, Texas, Toll Road Unlimited Tax and Subordinate Lien, Revenue Refunding    8/02 at 102    AA   2,207,600
                Bonds, Series 1992A, 6.500%, 8/15/15

   3,500,000 Harris County, Texas, Toll Road Senior Lien, Revenue Refunding Bonds, Series 1994,       8/04 at 102   Aaa   3,488,450
                5.375%, 8/15/20

             Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1992A:
   1,780,000    6.500%, 8/15/17 (Pre-refunded to 8/15/02)                                             8/02 at 102   Aaa   1,993,458
     320,000    6.500%, 8/15/17                                                                       8/02 at 102   Aaa     355,206

   4,000,000 Harris County Health Facilities Development Corporation, Hospital Revenue Bonds (Texas  10/99 at 102   Aaa   4,322,000
                Children's Hospital Project), Series 1989A, 7.000%, 10/01/19 (Pre-refunded to 10/01/99)

   6,110,000 Harris County Health Facilities Development Corporation (Texas), Hospital Revenue Bonds  6/02 at 102    A2   7,072,386
                (Memorial Hospital System Project), Series 1992, 7.125% 6/01/15 (Pre-refunded to 6/01/02)

   2,925,000 The Harrison County Finance Corporation, Single Family Mortgage Revenue Refunding       12/01 at 103     A   3,117,582
                Bonds, Series 1991, 8.875%, 12/01/11

   1,000,000 City of Houston, Texas, Airport System Senior Lien, Revenue Bonds, 8.000%, 7/01/08   7/98 at 102 1/2     A   1,055,210
                (Alternative Minimum Tax)

   5,000,000 City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 1991A,     7/01 at 102   Aaa   5,440,250
                6.750%, 7/01/21 (Alternative Minimum Tax)

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$  3,300,000 City of Houston, Texas Airport System Special Facilities Revenue Bonds (Automated        7/07 at 100   Aaa  $3,340,260
                People Mover Project), Series 1997A, 5.500%, 7/15/17 (Alternative Minimum Tax)

   1,700,000 Houston Housing Finance Corporation, Single Family Mortgage Revenue Refunding            6/03 at 102   Aaa   1,762,237
                Bonds, Series 1993A, 5.950%, 12/01/10

   1,000,000 City of Houston, Texas, Water and Sewer System, Prior Lien Revenue Refunding Bonds,     12/02 at 102     A   1,081,410
                Series 1992B, 6.375%, 12/01/14

             City of Houston, Texas, Water and Sewer System, Junior Lien
             Revenue Refunding Bonds, Series 1991C:
     250,000    6.375%, 12/01/17 (Pre-refunded to 12/01/01)                                          12/01 at 102   Aaa     276,495
   3,750,000    6.375%, 12/01/17                                                                     12/01 at 102   Aaa   4,108,950

     800,000 City of Laredo, Texas (Webb County), Combination Tax and Waterworks System,              8/04 at 100   Aaa     835,616
                Revenue Certificates of Obligation, Series 1994, 5.625%, 8/15/11

   1,125,000 City of Laredo, Texas (Webb County), International Toll Bridge System, Revenue Bonds,   10/06 at 100   Aaa   1,199,126
                Series 1996, 5.700%, 10/01/10

   1,850,000 Lubbock Health Facilities Development Corporation, Hospital Revenue Bonds               12/03 at 102   Aaa   1,859,047
                (Methodist Hospital, Lubbock, Texas Project), 5.500%, 12/01/14

   1,500,000 Matagorda County Navigation District Number One (Texas), Pollution Control Revenue       7/03 at 102    A-   1,547,535
                Refunding Bonds (Central Power and Light Company Project), Series 1993,
                6.000%, 7/01/28

   1,800,000 Matagorda County, Navigation District Number One (Texas), Collateralized Pollution       2/98 at 102     A   1,866,348
                Control Revenue Bonds (Houston Lighting and Power Company Project), Series
                1989A, 7.875%, 2/01/19 (Alternative Minimum Tax)

   5,750,000 Midland County Hospital District, Hospital Revenue Bonds, Series 1992,                  No Opt. Call   BBB   2,542,880
                0.000%, 6/01/11

   1,000,000 North Central Texas Health Facilities Development Corporation, Hospital Revenue          6/06 at 102   Aaa   1,039,160
                Bonds (Presbyterian Healthcare System Project), Series 1996-A, 5.750%, 6/01/26

   1,000,000 North Central Texas Health Facilities Development Corporation Hospital Revenue Bonds,    6/06 at 102   Aaa   1,013,770
                1996 Series B (Presbyterian Healthcare System Proj), 5.500%, 6/01/21

   2,500,000 North Texas Higher Educational Authority, Inc., Student Loan Revenue Bonds, Series       4/03 at 102    Aa   2,589,425
                1993C, 6.100%, 4/01/08 (Alternative Minimum Tax)

   1,000,000 North Texas Municipal Water District, Regional Solid Waste Disposal System,              9/03 at 100   Aaa   1,015,550
                Refunding and Improvement Revenue Bonds, Series 1993, 5.250%, 9/01/12

   1,025,000 Port Arthur Housing Finance Corporation, Single Family Mortgage Revenue Refunding        9/02 at 103     A   1,153,556
                Bonds, Series 1992, 8.700%, 3/01/12

   4,500,000 Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control Revenue     4/02 at 102    A+   4,888,935
                Bonds (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17 (Alternative
                Minimum Tax)

   2,500,000 Retama Development Corporation, Special Facilities Revenue Bonds (Retama Park           No Opt. Call   Aaa   3,625,025
                Racetrack Project), Series 1993, 8.750%, 12/15/17

   2,000,000 City of San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New         2/02 at 101   Aa1   1,946,560
                Series 1992, 5.000%, 2/01/17

  Principal                                                                                         Optional Call            Market
     Amount  Description                                                                               Provisions* Ratings**  Value
$  4,580,000 City of San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds (Henry B Gonzalez          8/06 at 102   Aaa  $4,778,222
                Convention Center Project), 5.700%, 8/15/26

   4,500,000 City of San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992,           5/02 at 102   Aaa   4,989,150
                6.500%, 5/15/10

   1,825,000 Socorro Independent School District (El Paso County, Texas), Unlimited Tax School        2/06 at 100   Aaa   1,883,309
                Building Bonds, Series 1996, 5.750%, 2/15/21

   2,500,000 Tarrant County Water Control and Improvement District Number One (Tarrant County,        3/01 at 100   Aaa   2,638,200
                Texas), Water Revenue Refunding and Improvement Bonds, Series 1992,
                5.750%, 3/01/13 (Pre-refunded to 3/01/01)

   2,500,000 City of Terrell Hills, Texas, Higher Education Facilities Corporation, Higher        3/03 at 101 1/2   AAA   2,586,500
                Education Revenue and Refunding Bonds (Incarnate Word College Project),
                Series 1993, 5.750%, 3/15/13

   5,400,000 Travis County Health Facilities Development Corporation, Hospital Revenue Bonds         11/03 at 102    Aa   5,719,734
                (Daughters of Charity National Health System - Daughters of Charity Health
                Services of Austin), Series 1993B, 6.000%, 11/15/22

   3,200,000 Travis County Housing Finance Corporation (Texas), Residential Mortgage Bonds           12/01 at 103   AAA   3,431,040
                (GNMA and FNMA Mortgage-Backed Securities Program), Senior Bonds,
                Series 1991A, 7.050%, 12/01/25

   1,445,000 Tyler Junior College District (Smith and Van Zanlt Counties, Texas), Combined Fee        8/04 at 100   Aaa   1,527,119
                Improvement Revenue and Refunding Bonds, Series 1994, 5.900%, 8/15/13

   2,000,000 Board of Regents of The University of Houston System, Consolidated Revenue Bonds,        2/05 at 100   Aaa   2,125,580
                Series 1995, 6.000%, 2/15/17

   1,680,000 Victoria Housing Finance Corporation, Single Family Mortgage Revenue Refunding          No Opt. Call   Aaa   1,842,102
                Bonds, Series 1995, 8.125%, 1/01/11

   1,225,000 Weslaco Independent School District (Hidalgo County, Texas), Unlimited Tax School        2/06 at 100   Aaa   1,279,476
                Building and Refunding Bonds, Series 1996, 5.700%, 2/15/15
-----------------------------------------------------------------------------------------------------------------------------------
$203,075,000 Total Investments - (cost $195,104,064) - 96.8%                                                            210,940,597
============-----------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 0.9%

$  2,000,000 Harris County Health Facilities Development Corporation, Hospital Revenue Bonds                       A-1+   2,000,000
============    (The Methodist Hospital), Series 1994, Variable Rate Demand Bonds,
                3.700%, 12/01/25+
-----------------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.3%                                                                         5,058,234
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $217,998,831
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Statement of Net Assets
July 31, 1997
                                                                               Arizona Premium    Michigan Quality
Assets
Investments in municipal securities, at market value (note 1)                     $ 93,689,334        $255,515,956
Temporary investments in short-term municipal securities, at amortized
   cost, which approximates market value (note 1)                                    1,200,000           1,800,000
Cash                                                                                   524,779             204,243
Receivables:
   Interest                                                                            712,812           3,908,508
   Investments sold                                                                     10,000                --
Other assets                                                                            13,911              18,111
                                                                                  ------------        ------------
      Total assets                                                                  96,150,836         261,446,818
                                                                                  ------------        ------------
Liabilities
Payable for investments purchased                                                         --                  --
Accrued expenses:
   Management fees (note 6)                                                             52,256             140,852
   Other                                                                                57,877             105,394
Preferred share dividends payable                                                       13,812              55,552
Common share dividends payable                                                         295,576             898,154
                                                                                  ------------        ------------
      Total liabilities                                                                419,521           1,199,952
                                                                                  ------------        ------------
Net assets (note 7)                                                               $ 95,731,315        $260,246,866
                                                                                  ============        ============
Preferred shares, at liquidation value                                            $ 30,000,000        $ 80,000,000
                                                                                  ============        ============
Preferred shares outstanding                                                             1,200               3,200
                                                                                  ============        ============
Common shares outstanding                                                            4,283,715          11,297,535
                                                                                  ============        ============
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value,
   divided by Common shares outstanding)                                          $      15.34        $      15.95
                                                                                  ============        ============

See accompanying notes to financial statements.

Statement of Net Assets
July 31, 1997
                                                                  Michigan Premium         Ohio Quality        Texas Quality
Assets
Investments in municipal securities,
   at market value (note 1)                                           $168,117,831         $227,456,999         $210,940,597
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                 2,300,000                 --              2,000,000
Cash                                                                       443,395              126,724              473,453
Receivables:
   Interest                                                              2,137,711            2,773,859            3,812,669
   Investments sold                                                           --              9,409,741            1,729,038
Other assets                                                                 7,466               22,694               18,258
                                                                      ------------         ------------         ------------
      Total assets                                                     173,006,403          239,790,017          218,974,015
                                                                      ------------         ------------         ------------
Liabilities
Payable for investments purchased                                             --              7,535,458                 --
Accrued expenses:
   Management fees (note 6)                                                 93,581              125,306              118,336
   Other                                                                   100,314              114,108               83,957
Preferred share dividends payable                                           23,297               38,935               40,281
Common share dividends payable                                             514,405              744,609              732,610
                                                                      ------------         ------------         ------------
      Total liabilities                                                    731,597            8,558,416              975,184
                                                                      ------------         ------------         ------------
Net assets (note 7)                                                   $172,274,806         $231,231,601         $217,998,831
                                                                      ============         ============         ============
Preferred shares, at liquidation value                                $ 56,000,000         $ 77,000,000         $ 69,000,000
                                                                      ============         ============         ============
Preferred shares outstanding                                                 2,240                3,080                2,760
                                                                      ============         ============         ============
Common shares outstanding                                                7,677,686            9,307,612            9,392,432
                                                                      ============         ============         ============
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation
   value, divided by Common shares outstanding)                       $      15.14         $      16.57         $      15.86
                                                                      ============         ============         ============

See accompanying notes to financial statements.

Statement of Operations
Year ended July 31, 1997
                                                                                  Arizona Premium     Michigan Quality
Investment Income
Tax-exempt interest income (note 1)                                                    $ 5,333,892         $15,369,282
                                                                                       -----------         -----------
Expenses
   Management fees (note 6)                                                                604,258           1,631,803
   Preferred shares - auction fees                                                          75,033             200,091
   Preferred shares - dividend disbursing agent fees                                        13,205              13,205
   Shareholders' servicing agent fees and expenses                                           7,887              37,980
   Custodian's fees and expenses                                                            36,664              52,670
   Directors'/Trustees' fees and expenses (note 6)                                             981               2,125
   Professional fees                                                                        17,979              20,346
   Shareholders' reports - printing and mailing expenses                                    22,795              71,508
   Stock exchange listing fees                                                              16,165              24,449
   Investor relations expense                                                                6,870              20,586
   Other expenses                                                                           10,789              20,873
                                                                                       -----------         -----------
      Total expenses                                                                       812,626           2,095,636
                                                                                       -----------         -----------
Net investment income                                                                    4,521,266          13,273,646
                                                                                       -----------         -----------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions notes 1 and 4)                       107,716             191,099
Net change in unrealized appreciation or depreciation of investments                     3,426,284           7,824,042
                                                                                       -----------         -----------
Net gain from investments                                                                3,534,000           8,015,141
                                                                                       -----------         -----------
Net increase in net assets from operations                                             $ 8,055,266         $21,288,787
                                                                                       ===========         ===========

See accompanying notes to financial statements.

Statement of Operations
Year ended July 31, 1997
                                                              Michigan Premium        Ohio Quality       Texas Quality
Investment Income
Tax-exempt interest income (note 1)                               $  9,481,528        $ 13,333,802        $ 12,974,559
                                                                  ------------        ------------        ------------
Expenses
   Management fees (note 6)                                          1,078,394           1,448,301           1,370,797
   Preferred shares - auction fees                                     140,063             192,587             172,579
   Preferred shares - dividend disbursing agent fees                    21,966              40,834              27,229
   Shareholders' servicing agent fees and expenses                      25,579              39,163              17,666
   Custodian's fees and expenses                                        43,299              51,076              49,036
   Directors'/Trustees' fees and expenses (note 6)                       1,447               1,884               1,750
   Professional fees                                                    16,462              17,901              18,380
   Shareholders' reports - printing and mailing expenses                55,033              61,261              48,131
   Stock exchange listing fees                                          12,547              13,455              14,859
   Investor relations expense                                           14,024              19,015              14,848
   Other expenses                                                       22,716              31,135              23,979
                                                                  ------------        ------------        ------------
      Total expenses                                                 1,431,530           1,916,612           1,759,254
                                                                  ------------        ------------        ------------
Net investment income                                                8,049,998          11,417,190          11,215,305
                                                                  ------------        ------------        ------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                      58,728             658,154              (4,927)
Net change in unrealized appreciation or depreciation
   of investments                                                    7,429,576           7,424,361           7,599,310
                                                                  ------------        ------------        ------------
Net gain from investments                                            7,488,304           8,082,515           7,594,383
                                                                  ------------        ------------        ------------
Net increase in net assets from operations                        $ 15,538,302        $ 19,499,705        $ 18,809,688
                                                                  ============        ============        ============


See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                         Arizona Premium               Michigan Quality
                                                                    Year ended   Year ended        Year ended    Year ended
                                                                       7/31/97      7/31/96           7/31/97       7/31/96
Operations
Net investment income                                              $ 4,521,266  $ 4,505,540      $ 13,273,646  $ 13,315,397
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                     107,716       54,640           191,099       208,789
Net change in unrealized appreciation or
   depreciation of investments                                       3,426,284    1,535,012         7,824,042     2,733,144
                                                                   -----------  -----------      ------------  ------------
Net increase in net assets from operations                           8,055,266    6,095,192        21,288,787    16,257,330
                                                                   -----------  -----------      ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                                           (3,505,995)  (3,403,044)      (10,753,701)  (10,639,239)
      Preferred shareholders                                          (959,751)  (1,031,544)       (2,664,110)   (2,634,651)
From accumulated net realized gains from investment transactions:
      Common shareholders                                                --          --              (270,793)     (756,492)
      Preferred shareholders                                             --          --               (65,600)     (208,288)
In excess of net realized gains:
      Common shareholders                                                --          --                 --            --
      Preferred shareholders                                             --          --                 --            --
                                                                   -----------  -----------      ------------  ------------
Decrease in net assets from distributions to shareholders           (4,465,746)  (4,434,588)      (13,754,204)  (14,238,670)
                                                                   -----------  -----------      ------------  ------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                        47,204       --             1,679,295     1,107,040
                                                                   -----------  -----------      ------------  ------------
Net increase in net assets from capital share transactions              47,204       --             1,679,295     1,107,040
                                                                   -----------  -----------      ------------  ------------
   Net increase in net assets                                        3,636,724    1,660,604         9,213,878     3,125,700
Net assets at beginning of year                                     92,094,591   90,433,987       251,032,988   247,907,288
                                                                   -----------  -----------      ------------  ------------
Net assets at end of year                                          $95,731,315  $92,094,591      $260,246,866  $251,032,988
                                                                   ===========  ===========      ============  ============
Balance of undistributed net investment income at end of year      $   256,715  $   201,195      $    448,638  $    592,803
                                                                   ===========  ===========      ============  ============

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                               Michigan Premium                Ohio Quality                   Texas Quality
                                           Year ended    Year ended       Year ended   Year ended       Year ended   Year ended
                                             7/31/97       7/31/96          7/31/97      7/31/96          7/31/97      7/31/96
Operations
Net investment income                      $  8,049,998  $  8,038,253     $ 11,417,190  $ 11,313,562     $ 11,215,305  $ 11,325,508
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                  58,728        (8,455)         658,154      (201,089)          (4,927)     (107,896)
Net change in unrealized appreciation or
   depreciation of investments                7,429,576     3,077,375        7,424,361     3,376,371        7,599,310     1,979,168
                                           ------------  ------------     ------------  ------------     ------------  ------------
Net increase in net assets from operations   15,538,302    11,107,173       19,499,705    14,488,844       18,809,688    13,196,780
                                           ------------  ------------     ------------  ------------     ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                    (6,126,793)   (5,919,781)      (8,909,679)   (8,787,207)      (8,791,315)   (8,899,833)
      Preferred shareholders                 (1,824,440)   (1,913,660)      (2,471,778)   (2,468,189)      (2,442,360)   (2,485,682)
From accumulated net realized gains
   from investment transactions:
      Common shareholders                        --             --                --            --             --          (270,977)
      Preferred shareholders                     --             --                --            --             --           (85,046)
In excess of net realized gains:
      Common shareholders                        --             --                --            --             --           (72,545)
      Preferred shareholders                     --             --                --            --             --           (22,768)
                                           ------------  ------------     ------------  ------------     ------------  ------------
Decrease in net assets from distributions
   to shareholders                           (7,951,233)   (7,833,441)     (11,381,457)  (11,255,396)     (11,233,675)  (11,836,851)
                                           ------------  ------------     ------------  ------------     ------------  ------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                              --             --             962,543       582,118          --            138,670
                                           ------------  ------------     ------------  ------------     ------------  ------------
Net increase in net assets from capital
   share transactions                            --             --             962,543       582,118          --            138,670
                                           ------------  ------------     ------------  ------------     ------------  ------------
   Net increase in net assets                 7,587,069     3,273,732        9,080,791     3,815,566        7,576,013     1,498,599
Net assets at beginning of year             164,687,737   161,414,005      222,150,810   218,335,244      210,422,818   208,924,219
                                           ------------  ------------     ------------  ------------     ------------  ------------
Net assets at end of year                  $172,274,806  $164,687,737     $231,231,601  $222,150,810     $217,998,831  $210,422,818
                                           ============  ============     ============  ============     ============  ============
Balance of undistributed net investment
   income at end of year                   $    503,611  $    404,846     $    713,095  $    677,362     $    273,355  $    291,725
                                           ============  ============     ============  ============     ============  ============

See accompanying notes to financial statements.

Notes to Financial Statements

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Michigan Quality Income Municipal Fund, Inc.
(NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) and Nuveen Texas Quality Income Municipal Fund (NTX).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At July 31, 1997, NUO had an outstanding purchase commitment of $6,530,875. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended July 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                            Arizona Premium    Michigan Quality
Number of shares:
   Series M                                                                             --                --
   Series Th                                                                          1,200              3,200
   Series Th2                                                                           --                --
                                                                                      -----              -----
   Total                                                                              1,200              3,200
                                                                                      =====              =====
                                                                  Michigan Premium    Ohio Quality       Texas Quality
Dividend per share:
   Series M                                                                    840             680                760
   Series Th                                                                 1,400           1,400              2,000
   Series Th2                                                                  --            1,000                --
                                                                             -----           -----              -----
   Total                                                                     2,240           3,080              2,760
                                                                             =====           =====              =====

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended July 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Common shares were as follows:

                                                                Arizona Premium           Michigan Quality
                                                             Year ended  Year ended     Year ended  Year ended
                                                               7/31/97      7/31/96        7/31/97     7/31/96
Shares issued to shareholders due
   to reinvestment of distributions                              3,160        --           105,844      70,927
                                                                 -----       -----         -------      ------
Net increase                                                     3,160        --           105,844      70,927
                                                                 =====       =====         =======      ======
                                      Michigan Premium             Ohio Quality             Texas Quality
                                   Year ended  Year ended     Year ended  Year ended     Year ended  Year ended
                                      7/31/97     7/31/96        7/31/97     7/31/96        7/31/97     7/31/96
Shares issued to shareholders due
   to reinvestment of distributions      --        --             58,958      31,404           --         6,593
                                       ------    ------           ------      ------         ------       -----
Net increase                             --        --             58,958      31,404           --         6,593
                                       ======    ======           ======      ======         ======       =====

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On August 1, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid September 1, 1997, to shareholders of record on August 15, 1997, as follows:

                                                                             Arizona Premium   Michigan Quality
Dividend per share                                                                    $.0690             $.0795
                                                                                      ------             ------
                                                         Michigan Premium       Ohio Quality      Texas Quality
Dividend per share                                                 $.0680             $.0810             $.0780
                                                                   ------             ------             ------

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended July
31, 1997, were as follows:
                                                                                  Arizona Premium    Michigan Quality
Purchases:
Investments in municipal securities                                                   $10,025,500        $28,209,679
Temporary municipal investments                                                         8,900,000         10,900,000

Sales and Maturities:
Investments in municipal securities                                                    11,083,322         27,946,068
Temporary municipal investments                                                         7,900,000         13,000,000
                                                                                      ===========        ===========
                                                            Michigan Premium         Ohio Quality      Texas Quality
Purchases:
Investments in municipal securities                               $6,217,897          $56,432,023        $27,052,515
Temporary municipal investments                                    5,200,000           20,600,000         15,600,000

Sales and Maturities:
Investments in municipal securities                                8,209,592           55,487,678         30,713,428
Temporary municipal investments                                    3,400,000           21,700,000         13,900,000
                                                                  ==========          ===========        ===========

At July 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At July 31, 1997, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                                                 Arizona Premium   Michigan Premium
Expiration year:
   2002                                                                               $     --           $  288,696
   2003                                                                                1,316,276            627,148
   2004                                                                                     --            1,807,234
   2005                                                                                     --                 --
                                                                                      ----------         ----------
Total                                                                                 $1,316,276         $2,723,078
                                                                                      ==========         ==========
                                                                                   Ohio Quality       Texas Quality
Expiration year:
   2002                                                                               $1,148,495         $    --
   2003                                                                                   16,493              --
   2004                                                                                  622,243              --
   2005                                                                                    --               208,136
                                                                                      ----------         ----------
Total                                                                                 $1,787,231         $  208,136
                                                                                      ==========         ==========

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 1997, were as follows:

                                                                                 Arizona Premium    Michigan Quality
Gross unrealized:
   appreciation                                                                       $7,537,933         $22,224,346
   depreciation                                                                           --                 --
                                                                                      ----------         -----------
Net unrealized appreciation                                                           $7,537,933         $22,224,346
                                                                                      ==========         ===========
                                                             Michigan Premium        Ohio Quality      Texas Quality
Gross unrealized:
   appreciation                                                   $11,182,906         $15,028,878        $15,836,533
   depreciation                                                        --                  --                 --
                                                                  -----------         -----------        -----------
Net unrealized appreciation                                       $11,182,906         $15,028,878        $15,836,533
                                                                  ===========         ===========        ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average daily net asset value                     Management fee
For the first $125 million                        .6500 of 1%
For the next $125 million                         .6375 of 1
For the next $250 million                         .6250 of 1
For the next $500 million                         .6125 of 1
For the next $1 billion                           .6000 of 1
For net assets over $2 billion                    .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.
7. COMPOSITION OF NET ASSETS
At July 31, 1997, net assets consisted of:

                                                          Arizona Premium           Michigan Quality
Preferred shares, $25,000 stated value per share,
   at liquidation value                                     $  30,000,000              $  80,000,000
Common shares, $.01 par value per share                            42,837                    112,975
Paid-in surplus                                                59,210,106                157,398,248
Balance of undistributed net investment income                    256,715                    448,638
Accumulated net realized gain (loss) from
   investment transactions                                     (1,316,276)                    62,659
Net unrealized appreciation of investments                      7,537,933                 22,224,346
                                                            -------------              -------------
   Net assets                                               $  95,731,315              $ 260,246,866
                                                            =============              =============
Authorized shares:
   Common                                                     200,000,000                200,000,000
   Preferred                                                    1,000,000                  1,000,000
                                                            =============              =============
                                                           Michigan Premium           Ohio Quality          Texas Quality
Preferred shares, $25,000 stated value per share,
   at liquidation value                                       $  56,000,000          $  77,000,000          $  69,000,000
Common shares, $.01 par value per share                              76,777                 93,076                 93,924
Paid-in surplus                                                 107,234,590            140,199,731            133,003,155
Balance of undistributed net investment income                      503,611                713,095                273,355
Accumulated net realized gain (loss) from
   investment transactions                                       (2,723,078)            (1,803,179)              (208,136)
Net unrealized appreciation of investments                       11,182,906             15,028,878             15,836,533
                                                              -------------          -------------          -------------
   Net assets                                                 $ 172,274,806          $ 231,231,601          $ 217,998,831
                                                              =============          =============          =============
Authorized shares:
   Common                                                       200,000,000            200,000,000              Unlimited
   Preferred                                                      1,000,000              1,000,000              Unlimited
                                                              =============          =============          =============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At July 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                      Arizona Premium    Michigan Quality
Revenue Bonds:
   Health Care Facilities                         11%                 17%
   Educational Facilities                          4                   3
   Housing Facilities                              8                   9
   Transportation                                  6                   1
   Pollution Control Facilities                    6                  10
   Water / Sewer Facilities                       11                   2
   Utilities                                       8                   3
   Lease Rental Facilities                         3                   4
   Other                                           6                   4
General Obligation Bonds                          20                  28
Escrowed Bonds                                    17                  19
                                                 ---                 ---
                                                 100%                100%
                                                 ===                 ===
                                           Michigan Premium          Ohio Quality         Texas Quality
Revenue Bonds:
   Health Care Facilities                               21%                   14%                   13%
   Educational Facilities                                6                    15                    10
   Housing Facilities                                   13                    11                    10
   Transportation                                        2                     4                    13
   Pollution Control Facilities                         12                     5                     8
   Water / Sewer Facilities                              6                    10                     6
   Utilities                                             9                     4                     1
   Lease Rental Facilities                               2                     4                     2
   Other                                                10                     2                     6
General Obligation Bonds                                16                    18                    13
Escrowed Bonds                                           3                    13                    18
                                                       ---                   ---                   ---
                                                       100%                  100%                  100%
                                                       ===                   ===                   ===

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (57% for Arizona Premium, 63% for Michigan Quality, 55% for Michigan Premium, 59% for Ohio Quality and 56% for Texas Quality). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for Arizona Premium, 100% for Michigan Quality, 100% for Michigan Premium, N/A for Ohio Quality and 100% for Texas Quality).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights
        Financial Highlights
        Selected data for a common share outstanding
        throughout each period is as follows:
                                                                                Dividends from tax-exempt
                                             Operating performance                net investment income
                     Net asset                          Net realized
                         value                Net     and unrealized
                     beginning         investment         gain (loss)          To Common        To Preferred
                     of period             income   from investments        Shareholders        Shareholders
Arizona Premium
Year ended 7/31:
   1997              $   14.51           $   1.06           $    .81            $   (.82)           $  (.22)
   1996                  14.12               1.05                .38                (.80)              (.24)
   1995                  13.61               1.07                .49                (.78)              (.27)
   1994                  14.49               1.07               (.84)               (.79)              (.26)
11/19/92 to
   7/31/93               14.05                .52                .69                (.42)              (.11)
Michigan Quality
Year ended 7/31:
   1997                  15.28               1.18                .72                (.95)              (.24)
   1996                  15.10               1.19                .27                (.95)              (.24)
   1995                  15.02               1.21                .19               (1.00)              (.26)
   1994                  15.85               1.21               (.82)              (1.05)              (.17)
   1993                  15.23               1.21                .57                (.97)              (.17)
Two months ended
   7/31/92               14.29                .20                .92                (.15)              (.03)
10/17/91 to
   5/31/92               14.05                .47                .41                (.38)              (.07)
Michigan Premium
Year ended 7/31:
   1997                  14.16               1.05                .97                (.80)              (.24)
   1996                  13.73               1.05                .41                (.78)              (.25)
   1995                  13.46               1.04                .31                (.80)              (.28)
   1994                  14.47               1.03              (1.01)               (.81)              (.17)
12/17/92 to
   7/31/93               14.05                .41                .62                (.34)              (.05)
                        Distributions from
                          capital gains
                                                    Organization and
                                                  offering costs and                           Per common
                                                     Preferred share           Net  asset           share
                  To Common        To Preferred      underwriting                   value    market value
                  Shareholders     Shareholders      discounts              end of period   end of period
Arizona Premium
Year ended 7/31:
   1997           $--              $--               $ --                    $15.34              $15.4375
   1996            --               --                 --                     14.51               13.8750
   1995            --               --                 --                     14.12               13.6250
   1994           (.05)            (.01)               --                     13.61               13.1250
11/19/92 to
   7/31/93         --               --               (.24)                    14.49               15.7500
Michigan Quality
Year ended 7/31:
   1997           (.03)            (.01)               --                     15.95               16.6250
   1996           (.07)            (.02)               --                     15.28               15.5000
   1995           (.05)            (.01)               --                     15.10               14.8750
   1994            --               --                 --                     15.02               15.2500
   1993           (.02)             --                 --                     15.85               16.0000
Two months ended
   7/31/92         --               --                 --                     15.23               15.5000
10/17/91 to
   5/31/92         --               --                (.19)                   14.29               15.1250
Michigan Premium
Year ended 7/31:
   1997            --               --                 --                     15.14               13.9375
   1996            --               --                 --                     14.16               12.8750
   1995            --               --                 --                     13.73               12.0000
   1994           (.04)            (.01)               --                     13.46               12.5000
12/17/92 to
   7/31/93         --               --                (.22)                   14.47               15.0000

                                                                                     Ratios/Supplemental data
                                                                                                   Ratio of net
                            Total                                                     Ratio of       investment
                       investment           Total return           Net assets      expenses to        income to    Portfolio
                        return on                 on net        end of period          average          average     turnover
                     market value**          asset value**      (in thousands)      net assetstt     net assetstt       rate
Arizona Premium
Year ended 7/31:
   1997                       17.81%              11.74%      $     95,731           .87%             4.86%         11%
   1996                        7.83                8.48             92,095           .90              4.88          15
   1995                       10.42                9.98             90,434           .86              5.21          11
   1994                      (11.66)               (.43)            88,263           .84              4.97          21
11/19/92 to
   7/31/93                     7.92                6.19             91,363           .91*             4.22*         40
Michigan Quality
Year ended 7/31:
   1997                       14.02               11.19            260,247           .83              5.23          11
   1996                       11.32                8.07            251,033           .83              5.29          15
   1995                        4.77                8.02            247,907           .84              5.54          18
   1994                        1.82                1.33            246,082           .85              5.27           4
   1993                        9.97               11.09            253,881           .88              5.36           6
Two months ended
   7/31/92                     3.51                7.69            244,930           .85              5.45*         --
10/17/91 to
   5/31/92                     3.38                4.46            234,439           .82              4.54*          1
Michigan Premium
Year ended 7/31:
   1997                       14.95               12.97            172,275           .86              4.83           4
   1996                       14.00                8.88            164,688           .87              4.87          17
   1995                        2.59                8.45            161,414          1.01              5.02          32
   1994                      (11.43)              (1.27)           100,888           .94              4.82          17
12/17/92 to
   7/31/93                     2.25                5.44            105,494           .92              3.73*         15

See notes on page 52.

Financial Highlights - continued
                                                                             Dividends from tax-exempt
                                          Operating performance                net investment income
                     Net asset                        Net realized
                         value              Net     and unrealized
                     beginning       investment         gain (loss)        To Common      To Preferred
                     of period           income   from investments      Shareholders      Shareholders
Ohio Quality
Year ended 7/31:
   1997             $   15.69          $   1.23          $   .88           $   (.96)          $  (.27)
   1996                 15.33              1.23              .35               (.95)             (.27)
   1995                 14.84              1.22              .52               (.95)             (.30)
   1994                 15.72              1.19             (.82)             (1.03)             (.18)
   1993                 15.02              1.18              .69               (.93)             (.19)
Two months ended
7/31/92                 14.07               .20              .94               (.15)             (.04)
10/17/91 to
   5/31/92              14.05               .46              .27               (.37)             (.07)
Texas Quality
Year ended 7/31:
   1997                 15.06              1.19              .81               (.94)             (.26)
   1996                 14.91              1.21              .21               (.95)             (.27)
   1995                 14.53              1.22              .42               (.98)             (.28)
   1994                 15.41              1.21             (.83)             (1.06)             (.17)
   1993                 15.09              1.20              .31               (.97)             (.18)
Two months ended
   7/31/92              14.19               .20              .89               (.15)             (.04)
10/17/91 to
   5/31/92              14.05               .49              .32               (.38)             (.07)

                        Distributions from
                          capital gains
                                                    Organization and
                                                  offering costs and                           Per common
                                                     Preferred share           Net  asset           share
                  To Common        To Preferred      underwriting                   value    market value
                  Shareholders     Shareholders      discounts              end of period   end of period
Ohio Quality
Year ended 7/31:
   1997           $--              $--               $ --                    $16.57              $17.3125
   1996            --               --                 --                     15.69               16.0000
   1995            --               --                 --                     15.33               15.1250
   1994           (.03)            (.01)               --                     14.84               15.1250
   1993           (.04)            (.01)               --                     15.72               15.7500
Two months ended
        7/31/92    --               --                 --                     15.02               15.2500
10/17/91 to
        5/31/92    --               --                (.27)                   14.07               15.0000
Texas Quality
Year ended 7/31:
   1997            --               --                 --                     15.86               15.6250
   1996           (.04)ttt         (.01)ttt            --                     15.06               14.8750
   1995            --               --                 --                     14.91               13.8750
   1994           (.03)             --                 --                     14.53               14.7500
   1993           (.03)            (.01)               --                     15.41               15.8750
Two months ended
        7/31/92    --               --                 --                     15.09               15.3750
10/17/91 to
        5/31/92    --               --                (.22)                   14.19               14.8750

                                                                                     Ratios/Supplemental data
                                                                                                   Ratio of net
                            Total                                                     Ratio of       investment
                       investment           Total return           Net assets      expenses to        income to    Portfolio
                        return on                 on net        end of period          average          average     turnover
                     market value**          asset value**      (in thousands)      net assetstt     net assetstt       rate
Ohio Quality
Year ended 7/31:
   1997                 14.70%               12.14%            $231,232                .85%            5.08%         25%
   1996                 12.39                 8.68              222,151                .87             5.09          19
   1995                  6.80                10.16              218,335                .94             5.24          19
   1994                  2.72                 1.06              101,335                .94             5.09           2
   1993                  9.89                11.64              104,507               1.00             5.13          23
Two months ended
   7/31/92               2.66                 7.84              100,696               1.00             5.25*          5
10/17/91 to
   5/31/92               2.43                 2.79               96,465                .89*            4.40*          4
Texas Quality
Year ended 7/31:
   1997                 11.76                11.93              217,999                .83             5.27          13
   1996                 14.60                 7.72              210,423                .83             5.36          17
   1995                  1.14                 9.89              208,924                .91             5.54           8
   1994                  (.27)                1.28              153,724                .86             5.43          10
   1993                 10.24                 9.19              159,329                .89             5.49           6
Two months ended
   7/31/92               4.44                 7.46              156,031                .86             5.60*          4
10/17/91 to
   5/31/92               1.68                 3.74              149,694                .86             5.65*         --

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.

t Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The amounts shown are based on Common share equivalents.

tt Ratios do not reflect the effect of dividend payments to Preferred shareholders.

ttt The amounts shown include distributions in excess of capital gains of $.008 for Common shareholders and $.002 for Preferred shareholders.

Independent Auditor's Report
THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc. and Nuveen Texas Quality Income Municipal Fund as of July 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc. and Nuveen Texas Quality Income Municipal Fund at July 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


Ernst & Young LLP

Chicago, Illinois
September 12, 1997

Shareholder Information
Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate

State Funds
Alabama                   Michigan
Arizona                   Missouri
California                New Jersey
Colorado                  New Mexico
Connecticut               New York
Florida                   North Carolina
Georgia                   Ohio
Kansas                    Pennsylvania
Kentucky                  South Carolina
Louisiana                 Tennessee
Maryland                  Virginia
Massachusetts             Wisconsin



To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 257-8787.

Fund Information

Board of Directors/Trustees
Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Peter R. Sawers

Timothy R. Schwertfeger

Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.


Independent Auditors
Ernst & Young LLP
Chicago, Illinois

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

(continued from inside front cover)

before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexibility
You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photographic image of John Nuveen, Sr.

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286


(800) 257-8787
www.nuveen.com
                                                                     FAN-1-7.97